SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end:  November 30, 2024
Date of reporting period:  November 30, 2024

Item 1. Report To Shareowners
SBIFX

| SEXTANT BOND INCOME

Sextant Bond Income Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant Bond Income Fund is current income. This Annual Shareholder Report contains important information about the Sextant Bond Income Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/bond-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Bond Income	$67	0.65%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant Bond Income Fund returned 6.73% and the Bloomberg US Aggregate Index returned 6.88%. For the five-year period ended November 30, 2024, the Fund reported an annualized total return of -1.05%, compared to -0.01% for the Bloomberg US Aggregate Index. The primary reason for the Fund’s underperformance was a higher allocation to longer-duration securities relative to the Bloomberg US Aggregate Index.

Factors Affecting Past Performance

Elevated inflation, an uncertain growth outlook, and a global election cycle made 2024 another volatile year across fixed income markets. Although the Federal Funds Rate was reduced by 100 basis points, the yield curve experienced a pronounced steepening, demonstrating the opposing forces of a weakening labor market, strong output growth, and high inflation expectations. Last December, a steep drop in long-end yields was a large contributor to one-year performance. However, since the beginning of 2024, longer duration was generally a detractor. Together, the portfolio's performance kept pace with the Bloomberg US Aggregate Index, only underperforming by 15 basis points despite the longer duration.

Even amid macroeconomic and political uncertainty, corporate debt was well-bid, leading to extensive spread compression across both investment-grade and high-yield debt. Credit-risky debt rallied as investors welcomed the newfound yield, with participants aiming to lock in the higher yield no matter the cost. The Fund maintained a lower weighting to credit-risky debt, instead opting for yield enhancement in other areas of the market. This positioning should help reduce volatility in case the market experiences a risk-off move during 2025.

Looking Forward

To end the year, politics was top of mind as the United States headed to the polls in November. Along with a new regime comes a new set of opportunities and risks in 2025. As policy becomes clearer, the Sextant Bond Income Fund will remain defensively positioned, ready to take advantage of any new developments. While adaptability is crucial, our goal has always been to choose good companies and invest through cycles rather than engaging in market timing with outsized active bets.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

November 30, 2014 through November 30, 2024 with initial investment of $10,000.

	Sextant Bond Income Fund $11,216	Bloomberg US Aggregate Bond Index $11,633
November - 14	10,000	10,000
December - 14	10,027	10,009
January - 15	10,280	10,219
February - 15	10,131	10,123
March - 15	10,180	10,170
April - 15	10,091	10,134
May - 15	10,078	10,109
June - 15	9,951	9,999
July - 15	10,017	10,069
August - 15	9,967	10,054
September - 15	10,033	10,122
October - 15	9,944	10,124
November - 15	9,953	10,097
December - 15	9,881	10,064
January - 16	10,002	10,203
February - 16	10,106	10,275
March - 16	10,252	10,370
April - 16	10,296	10,409
May - 16	10,323	10,412
June - 16	10,626	10,599
July - 16	10,730	10,666
August - 16	10,734	10,654
September - 16	10,697	10,648
October - 16	10,581	10,566
November - 16	10,242	10,316
December - 16	10,267	10,331
January - 17	10,295	10,351
February - 17	10,401	10,421
March - 17	10,389	10,415
April - 17	10,450	10,496
May - 17	10,581	10,576
June - 17	10,588	10,566
July - 17	10,658	10,611
August - 17	10,770	10,706
September - 17	10,713	10,655
October - 17	10,741	10,662
November - 17	10,704	10,648
December - 17	10,794	10,697
January - 18	10,635	10,574
February - 18	10,535	10,473
March - 18	10,605	10,540
April - 18	10,487	10,462
May - 18	10,600	10,537
June - 18	10,541	10,524
July - 18	10,550	10,526
August - 18	10,643	10,594
September - 18	10,563	10,526
October - 18	10,466	10,443
November - 18	10,514	10,505
December - 18	10,672	10,698
January - 19	10,807	10,812
February - 19	10,810	10,805
March - 19	11,054	11,013
April - 19	11,060	11,016
May - 19	11,263	11,211
June - 19	11,462	11,352
July - 19	11,515	11,377
August - 19	11,872	11,672
September - 19	11,767	11,610
October - 19	11,817	11,645
November - 19	11,823	11,639
December - 19	11,763	11,630
January - 20	12,124	11,854
February - 20	12,351	12,068
March - 20	11,933	11,997
April - 20	12,361	12,210
May - 20	12,455	12,267
June - 20	12,571	12,344
July - 20	12,933	12,528
August - 20	12,733	12,427
September - 20	12,732	12,420
October - 20	12,620	12,365
November - 20	12,825	12,486
December - 20	12,804	12,504
January - 21	12,601	12,414
February - 21	12,258	12,235
March - 21	11,985	12,082
April - 21	12,146	12,177
May - 21	12,239	12,217
June - 21	12,470	12,303
July - 21	12,679	12,440
August - 21	12,634	12,417
September - 21	12,427	12,309
October - 21	12,451	12,306
November - 21	12,544	12,342
December - 21	12,498	12,311
January - 22	12,126	12,045
February - 22	11,914	11,911
March - 22	11,564	11,580
April - 22	10,978	11,141
May - 22	11,003	11,213
June - 22	10,816	11,037
July - 22	11,171	11,306
August - 22	10,748	10,987
September - 22	10,132	10,512
October - 22	9,967	10,376
November - 22	10,420	10,758
December - 22	10,375	10,709
January - 23	10,711	11,039
February - 23	10,375	10,753
March - 23	10,737	11,026
April - 23	10,810	11,093
May - 23	10,643	10,972
June - 23	10,619	10,933
July - 23	10,597	10,926
August - 23	10,526	10,856
September - 23	10,187	10,580
October - 23	9,995	10,413
November - 23	10,509	10,884
December - 23	10,951	11,301
January - 24	10,879	11,270
February - 24	10,707	11,111
March - 24	10,832	11,213
April - 24	10,511	10,930
May - 24	10,688	11,116
June - 24	10,815	11,221
July - 24	11,019	11,483
August - 24	11,225	11,648
September - 24	11,380	11,804
October - 24	11,084	11,511
November - 24	11,216	11,633

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Bond Income	6.73%	-1.05%	1.15%
Bloomberg US Aggregate Bond Index	6.88%	-0.01%	1.52%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/bond-income-fund for more recent performance information.

SBIFX

| SEXTANT BOND INCOME

Sextant Bond Income Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$11,104,589
# of Portfolio Holdings	45
Advisory Fees Paid	$31,231
Portfolio Turnover Rate	4%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (4.250% due 05/15/2039)	6.9%
United States Treasury Bond (3.375% due 11/15/2048)	4.2%
United States Treasury Bond (5.375% due 02/15/2031)	3.9%
Apple (4.500% due 02/23/2036)	3.2%
Microsoft (4.200% due 11/3/2035)	3.1%
Intel (4.000% due 12/15/2032)	3.0%
Home Depot (5.875% due 12/16/2036)	2.9%
Minnesota Housing Finance Agency (5.925% due 07/1/2049)	2.8%
Maryland Community Development Administration (5.991% due 09/1/2044)	2.7%
Burlington Northern Santa Fe (5.050% due 03/1/2041)	2.7%

Sector Weightings

% of Total Net Assets

Government	28.8%
Financials	10.4%
Technology	9.8%
Health Care	9.3%
Industrials	6.2%
Energy	5.3%
Consumer Discretionary	5.3%
Utilities	4.9%
Consumer Staples	4.8%
Materials	4.6%
Other Sectors	8.2%
Other Assets (net of liabilities)	2.4%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SCORX

| SEXTANT CORE

Sextant Core Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant Core Fund is long-term appreciation and capital preservation. This Annual Shareholder Report contains important information about the Sextant Core Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/core-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Core	$80	0.74%

How did the Fund perform over the last year?

The Sextant Core Fund returned 16.84% for the fiscal year ended November 30, 2024. The Fund’s benchmark, a 60/40 blend of the S&P Global 1200 Equity Index and the Bloomberg US Aggregate Bond Index returned 18.97% for the same period. At fiscal year-end, the Fund recorded a 30-day yield of 1.08% and reported turnover of 17% for 2024.

Factors Affecting Past Performance

Equities

The Sextant Core Fund’s mandate allocates a 60% weight in equity securities, with two-thirds being US-domiciled companies and one-third foreign-domiciled companies. The Fund generally holds equity positions in larger companies with strong balance sheets. The average market capitalization of positions held by the Fund was $404.2 billion with 20% total debt-to-market capitalization at year-end. The Fund’s 61.75% equity allocation was comprised of 59 positions across 15 countries.

Fixed Income

The Sextant Core Fund targets an allocation of 40% cash and investment-grade fixed-income securities. During the fiscal year, the Federal Reserve cut interest rate by 75 basis points (bps) from 5.375% at the mid-point to 4.625%. Despite cuts, longer-term treasuries were largely flat on the year, with the 10-year rising 48 bps from the start of easing through the end of fiscal year 2024.

Looking Forward

The US equity and bond markets ended fiscal 2024 with a buoyant November, driven by expectations that further rate cuts were likely and economic growth remained sturdy. In 2023, we noted that cuts may be in store for 2024, and the reason for those cuts is just as important as the amount. We maintain this view, acknowledging slow and steady cuts driven by cooling inflation should be supportive, whereas rapid cuts due to deteriorating real economic growth would be troubling. Such uncertainty bolsters the value of a 60/40 portfolio, where bonds can provide a ballast and equities a sail.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

November 30, 2014 through November 30, 2024 with initial investment of $10,000.

Sextant Core Fund $17,750
S&P Global 1200 Index $27,196
Dow Jones Moderate US Portfolio Index $17,991
Bloomberg US Aggregate Bond Index $11,633
60%|40% S&P Global 1200|Bloomberg US Agg. Index $19,809
30,000
25,000
20,000
15,000
10,000
5,000
November - 14
November - 15
November - 16
November - 17
November - 18
November - 19
November - 20
November - 21
November - 22
November - 23
November - 24

	Sextant Core Fund $17,750	S&P Global 1200 Index $27,196	Dow Jones Moderate US Portfolio Index $17,991	Bloomberg US Aggregate Bond Index $11,633	60%|40% S&P Global 1200|Bloomberg US Agg. Index $19,809
November - 14	10,000	10,000	10,000	10,000	10,000
December - 14	9,871	9,836	9,944	10,009	9,906
January - 15	9,775	9,659	9,923	10,219	9,881
February - 15	10,016	10,209	10,198	10,123	10,182
March - 15	9,960	10,051	10,169	10,170	10,106
April - 15	10,032	10,331	10,252	10,134	10,261
May - 15	9,968	10,356	10,247	10,109	10,266
June - 15	9,743	10,111	10,108	9,999	10,075
July - 15	9,751	10,247	10,128	10,069	10,185
August - 15	9,381	9,579	9,776	10,054	9,780
September - 15	9,244	9,240	9,592	10,122	9,599
October - 15	9,582	9,975	9,995	10,124	10,058
November - 15	9,562	9,924	9,950	10,097	10,017
December - 15	9,451	9,752	9,824	10,064	9,899
January - 16	9,137	9,192	9,484	10,203	9,613
February - 16	9,103	9,129	9,544	10,275	9,600
March - 16	9,511	9,769	10,062	10,370	10,040
April - 16	9,647	9,931	10,175	10,409	10,155
May - 16	9,766	9,977	10,193	10,412	10,184
June - 16	9,800	9,902	10,282	10,599	10,211
July - 16	10,038	10,325	10,591	10,666	10,499
August - 16	9,995	10,361	10,594	10,654	10,516
September - 16	9,978	10,403	10,645	10,648	10,539
October - 16	9,740	10,237	10,447	10,566	10,406
November - 16	9,732	10,372	10,487	10,316	10,390
December - 16	9,850	10,619	10,577	10,331	10,544
January - 17	9,962	10,891	10,784	10,351	10,715
February - 17	10,221	11,186	10,996	10,421	10,918
March - 17	10,290	11,341	11,046	10,415	11,006
April - 17	10,341	11,513	11,171	10,496	11,140
May - 17	10,497	11,765	11,303	10,576	11,321
June - 17	10,549	11,830	11,346	10,566	11,353
July - 17	10,626	12,145	11,550	10,611	11,555
August - 17	10,730	12,183	11,603	10,706	11,618
September - 17	10,919	12,447	11,719	10,655	11,747
October - 17	11,092	12,707	11,864	10,662	11,897
November - 17	11,207	12,960	12,057	10,648	12,033
December - 17	11,286	13,151	12,178	10,697	12,161
January - 18	11,549	13,875	12,554	10,574	12,507
February - 18	11,181	13,298	12,229	10,473	12,148
March - 18	11,050	13,030	12,181	10,540	12,032
April - 18	10,972	13,171	12,170	10,462	12,074
May - 18	11,111	13,221	12,267	10,537	12,136
June - 18	11,059	13,198	12,235	10,524	12,117
July - 18	11,479	13,628	12,411	10,526	12,355
August - 18	11,610	13,765	12,552	10,594	12,462
September - 18	11,618	13,867	12,507	10,526	12,485
October - 18	11,076	12,860	11,875	10,443	11,902
November - 18	11,216	13,027	12,024	10,505	12,023
December - 18	10,765	12,077	11,545	10,698	11,585
January - 19	11,271	13,000	12,216	10,812	12,166
February - 19	11,572	13,369	12,425	10,805	12,370
March - 19	11,678	13,559	12,559	11,013	12,570
April - 19	12,024	14,056	12,793	11,016	12,848
May - 19	11,581	13,246	12,386	11,211	12,495
June - 19	12,140	14,116	12,933	11,352	13,050
July - 19	12,193	14,151	12,980	11,377	13,081
August - 19	12,273	13,887	12,855	11,672	13,070
September - 19	12,370	14,218	12,989	11,610	13,229
October - 19	12,539	14,595	13,198	11,645	13,455
November - 19	12,689	14,977	13,410	11,639	13,664
December - 19	12,917	15,486	13,692	11,630	13,939
January - 20	12,898	15,350	13,632	11,854	13,973
February - 20	12,315	14,093	12,990	12,068	13,387
March - 20	11,375	12,277	11,630	11,997	12,321
April - 20	12,240	13,546	12,532	12,210	13,172
May - 20	12,588	14,155	12,935	12,267	13,552
June - 20	12,700	14,564	13,190	12,344	13,821
July - 20	13,170	15,250	13,697	12,528	14,294
August - 20	13,509	16,213	14,071	12,427	14,790
September - 20	13,330	15,672	13,831	12,420	14,490
October - 20	13,095	15,242	13,763	12,365	14,226
November - 20	13,923	17,133	14,888	12,486	15,341
December - 20	14,255	17,898	15,367	12,504	15,760
January - 21	14,140	17,758	15,335	12,414	15,641
February - 21	14,207	18,214	15,612	12,235	15,792
March - 21	14,598	18,845	15,756	12,082	16,041
April - 21	14,894	19,700	16,222	12,177	16,528
May - 21	15,113	20,033	16,378	12,217	16,718
June - 21	15,075	20,263	16,483	12,303	16,880
July - 21	15,247	20,504	16,566	12,440	17,076
August - 21	15,351	21,008	16,791	12,417	17,314
September - 21	14,884	20,133	16,346	12,309	16,822
October - 21	15,418	21,235	16,782	12,306	17,373
November - 21	15,447	20,831	16,460	12,342	17,195
December - 21	15,982	21,754	16,813	12,311	17,634
January - 22	15,480	20,748	16,164	12,045	16,993
February - 22	15,175	20,195	15,957	11,911	16,645
March - 22	15,352	20,730	15,955	11,580	16,725
April - 22	14,595	19,090	14,980	11,141	15,677
May - 22	14,644	19,201	15,021	11,213	15,772
June - 22	13,877	17,557	14,163	11,037	14,863
July - 22	14,418	18,852	14,859	11,306	15,666
August - 22	13,995	18,065	14,432	10,987	15,097
September - 22	13,257	16,362	13,386	10,512	13,982
October - 22	13,877	17,475	13,821	10,376	14,480
November - 22	14,624	18,877	14,629	10,758	15,390
December - 22	14,323	18,093	14,296	10,709	14,979
January - 23	14,693	19,391	15,075	11,039	15,808
February - 23	14,303	18,841	14,656	10,753	15,375
March - 23	14,723	19,486	14,928	11,026	15,847
April - 23	14,912	19,821	14,996	11,093	16,049
May - 23	14,643	19,653	14,762	10,972	15,898
June - 23	15,122	20,822	15,296	10,933	16,443
July - 23	15,321	21,494	15,661	10,926	16,756
August - 23	15,152	20,969	15,265	10,856	16,468
September - 23	14,653	20,060	14,757	10,580	15,872
October - 23	14,423	19,522	14,351	10,413	15,517
November - 23	15,192	21,308	15,350	10,884	16,650
December - 23	15,732	22,324	16,112	11,301	17,381
January - 24	15,661	22,530	16,015	11,270	17,458
February - 24	16,046	23,529	16,322	11,111	17,824
March - 24	16,523	24,350	16,715	11,213	18,263
April - 24	16,148	23,488	16,189	10,930	17,690
May - 24	16,675	24,564	16,585	11,116	18,296
June - 24	16,696	25,113	16,692	11,221	18,611
July - 24	16,959	25,537	17,126	11,483	18,974
August - 24	17,406	26,179	17,440	11,648	19,369
September - 24	17,669	26,709	17,801	11,804	19,708
October - 24	17,345	26,192	17,450	11,511	19,283
November - 24	17,750	27,196	17,991	11,633	19,809

Effective May 31, 2024, the performance benchmark against which the Fund compares its performance was changed from the Dow Jones Moderate U.S. Portfolio Index to the S&P Global 1200 Index, the Bloomberg US Aggregate Bond Index, and a 60%|40% S&P Global 1200 Index and Bloomberg US Aggregate Bond Index composite, which the investment adviser believes better reflects the Fund’s investment approach.

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Core	16.84%	6.94%	5.91%
S&P Global 1200 Index	27.63%	12.66%	10.51%
Dow Jones Moderate US Portfolio Index	17.20%	6.05%	6.04%
Bloomberg US Aggregate Bond Index	6.88%	-0.01%	1.52%
60%|40% S&P Global 1200|Bloomberg US Agg. Index	18.97%	7.71%	7.07%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/core-fund for more recent performance information.

SCORX

| SEXTANT CORE

Sextant Core Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$26,794,132
# of Portfolio Holdings	79
Advisory Fees Paid	$124,345
Portfolio Turnover Rate	17%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Eaton	2.8%
Oracle	2.2%
Microsoft	2.1%
Apple	2.0%
Pacificorp (6.000% due 01/15/2039)	2.0%
Comcast (5.650% due 06/15/2035)	2.0%
Agnico-Eagle Mines	1.9%
Motorola Solutions	1.9%
Dominion Energy	1.9%
SAP ADR	1.9%

Sector Weightings

% of Total Net Assets

Technology	20.3%
Industrials	14.9%
Consumer Discretionary	6.2%
Health Care	6.0%
Communications	5.9%
Financials	5.9%
Utilities	5.6%
Consumer Staples	5.2%
Materials	4.7%
Government	2.5%
Other Sectors	3.6%
Other Assets (net of liabilities)	19.2%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SGHIX

| SEXTANT GLOBAL HIGH INCOME FUND

Sextant Global High Income Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant Global High Income Fund is high income, with a secondary objective of capital preservation. This Annual Shareholder Report contains important information about the Sextant Global High Income Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/global-high-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Global High Income Fund	$80	0.75%

How did the Fund perform over the last year?

The Sextant Global High Income Fund completed fiscal year ended November 30, 2024 with a total return of 12.42%. The Fund distributed net income amounting to 3.79% of average net assets during the fiscal year.

The Fund’s equity benchmark, the S&P Global 1200 Index, returned 27.63%, and the Fund’s fixed income benchmark, the Bloomberg Global High Yield Corporate Bond Index returned 11.88% at fiscal year ended November 30, 2024.

Global equity market performance was led by strong returns from large capitalization US stocks, particularly those of technology companies such as semiconductor manufacturers and cloud infrastructure providers that stand to benefit from soaring investment in artificial intelligence. Gradually cooling inflation allowed the Federal Reserve to begin cutting interest rates. As a result of the Fund’s global income objective, it tends to underperform during periods when returns are driven by lower-dividend US stocks — which have led market performance for much of the past decade.

With a generally flat yield curve during the fiscal year along with tight credit spreads, the Fund recycled proceeds from maturing bonds and other sources of cash into shorter-term money market securities, reducing sensitivity to longer-term interest rates.

Equities

Incumbent political parties are being swept out of office throughout the developed world, and the resulting political upheaval creates uncertainty, power vacuums, and opportunities for change — both positive and negative. Trump’s incoming administration will likely be more confrontational than Biden’s, adding uncertainty and risk for investments in non-US companies.

Fixed Income

With Republicans controlling the three branches of US government, they must balance conservatives’ desires to curb federal spending and narrow the budget deficit with determination to extend past tax cuts and possibly cut other taxes further. Trump’s pledge to impose tariffs adds further uncertainty to their impact on inflation and economic growth. Adding these up, the Fund’s bias will be to limit investment in longer-term bonds until their rates rise further or we develop conviction that an economic slowdown is more likely.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

November 30, 2014 through November 30, 2024 with initial investment of $10,000.

	Sextant Global High Income Fund $15,217	S&P Global 1200 Index $27,196	Bloomberg Global High Yield Corp. Index $15,134
November - 14	10,000	10,000	10,000
December - 14	9,858	9,836	9,806
January - 15	9,801	9,659	9,730
February - 15	10,009	10,209	9,960
March - 15	9,735	10,051	9,839
April - 15	10,161	10,331	10,046
May - 15	9,924	10,356	10,041
June - 15	9,678	10,111	9,927
July - 15	9,431	10,247	9,886
August - 15	9,137	9,579	9,742
September - 15	8,673	9,240	9,481
October - 15	9,062	9,975	9,743
November - 15	8,916	9,924	9,514
December - 15	8,575	9,752	9,322
January - 16	8,334	9,192	9,170
February - 16	8,465	9,129	9,197
March - 16	8,986	9,769	9,681
April - 16	9,518	9,931	10,022
May - 16	9,267	9,977	10,021
June - 16	9,528	9,902	10,054
July - 16	9,798	10,325	10,322
August - 16	10,029	10,361	10,514
September - 16	10,260	10,403	10,569
October - 16	10,270	10,237	10,560
November - 16	10,139	10,372	10,450
December - 16	10,250	10,619	10,626
January - 17	10,533	10,891	10,819
February - 17	10,722	11,186	10,936
March - 17	10,848	11,341	10,936
April - 17	10,911	11,513	11,106
May - 17	11,016	11,765	11,259
June - 17	11,016	11,830	11,303
July - 17	11,372	12,145	11,497
August - 17	11,487	12,183	11,522
September - 17	11,676	12,447	11,613
October - 17	11,697	12,707	11,650
November - 17	11,661	12,960	11,676
December - 17	11,833	13,151	11,719
January - 18	12,275	13,875	11,880
February - 18	11,833	13,298	11,728
March - 18	11,919	13,030	11,690
April - 18	11,984	13,171	11,699
May - 18	11,855	13,221	11,566
June - 18	11,822	13,198	11,576
July - 18	12,221	13,628	11,726
August - 18	11,984	13,765	11,737
September - 18	12,199	13,867	11,813
October - 18	11,822	12,860	11,580
November - 18	11,930	13,027	11,460
December - 18	11,687	12,077	11,313
January - 19	12,325	13,000	11,777
February - 19	12,571	13,369	11,958
March - 19	12,537	13,559	12,040
April - 19	12,615	14,056	12,198
May - 19	12,280	13,246	12,036
June - 19	12,839	14,116	12,362
July - 19	12,861	14,151	12,381
August - 19	12,459	13,887	12,381
September - 19	12,716	14,218	12,410
October - 19	12,839	14,595	12,526
November - 19	12,772	14,977	12,565
December - 19	13,028	15,486	12,832
January - 20	12,809	15,350	12,827
February - 20	12,299	14,093	12,619
March - 20	10,830	12,277	11,088
April - 20	11,328	13,546	11,644
May - 20	11,632	14,155	12,147
June - 20	11,741	14,564	12,347
July - 20	11,935	15,250	12,951
August - 20	12,093	16,213	13,132
September - 20	11,668	15,672	12,949
October - 20	11,425	15,242	12,988
November - 20	12,324	17,133	13,582
December - 20	12,673	17,898	13,879
January - 21	12,811	17,758	13,906
February - 21	12,987	18,214	13,973
March - 21	13,226	18,845	13,896
April - 21	13,414	19,700	14,106
May - 21	13,691	20,033	14,208
June - 21	13,628	20,263	14,245
July - 21	13,552	20,504	14,249
August - 21	13,628	21,008	14,317
September - 21	13,641	20,133	14,212
October - 21	13,766	21,235	14,135
November - 21	13,540	20,831	13,914
December - 21	14,015	21,754	14,152
January - 22	14,067	20,748	13,770
February - 22	14,118	20,195	13,528
March - 22	14,195	20,730	13,370
April - 22	13,336	19,090	12,781
May - 22	13,554	19,201	12,785
June - 22	12,579	17,557	11,866
July - 22	12,823	18,852	12,409
August - 22	12,592	18,065	12,156
September - 22	11,848	16,362	11,576
October - 22	12,182	17,475	11,830
November - 22	12,977	18,877	12,297
December - 22	12,925	18,093	12,362
January - 23	13,576	19,391	12,868
February - 23	13,231	18,841	12,656
March - 23	13,456	19,486	12,808
April - 23	13,589	19,821	12,959
May - 23	13,085	19,653	12,783
June - 23	13,377	20,822	13,029
July - 23	13,695	21,494	13,229
August - 23	13,416	20,969	13,208
September - 23	13,310	20,060	13,032
October - 23	13,071	19,522	12,897
November - 23	13,536	21,308	13,527
December - 23	14,221	22,324	14,031
January - 24	14,180	22,530	14,031
February - 24	14,069	23,529	14,078
March - 24	14,484	24,350	14,221
April - 24	14,359	23,488	14,088
May - 24	14,871	24,564	14,298
June - 24	14,664	25,113	14,375
July - 24	14,830	25,537	14,659
August - 24	15,134	26,179	14,962
September - 24	15,521	26,709	15,211
October - 24	15,093	26,192	15,074
November - 24	15,217	27,196	15,134

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Global High Income Fund	12.42%	3.57%	4.29%
S&P Global 1200 Index	27.63%	12.66%	10.51%
Bloomberg Global High Yield Corp. Index	11.88%	3.79%	4.23%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/global-high-income-fund for more recent performance information.

SGHIX

| SEXTANT GLOBAL HIGH INCOME FUND

Sextant Global High Income Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$9,543,532
# of Portfolio Holdings	36
Advisory Fees Paid	$32,336
Portfolio Turnover Rate	-%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Southern Copper	5.3%
Skandinaviska Enskilda Banken, Cl A	3.6%
ANZ Group Holdings ADR	3.2%
Cisco Systems	3.1%
Nintendo	3.1%
BHP Biliton ADR	3.1%
Virtu Financial	3.0%
YUM! Brands (3.625% due 03/15/2031)	2.8%
SK Telecom ADR	2.8%
Verizon Communications	2.8%

Sector Weightings

% of Total Net Assets

Communications	15.3%
Materials	13.1%
Financials	11.9%
Industrials	9.4%
Consumer Discretionary	8.5%
Technology	6.2%
Health Care	5.3%
Energy	5.3%
Government	3.1%
Consumer Staples	1.9%
Other Sectors	0.5%
Other Assets (net of liabilities)	19.5%

Geographic Weightings

% of Total Net Assets

United States	33.1%
Australia	10.1%
Peru	5.3%
Norway	4.8%
Sweden	3.6%
Japan	3.1%
Switzerland	3.0%
South Korea	2.8%
Netherlands	2.6%
United Kingdom	2.3%
Other Countries	29.3%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSGFX

| INVESTOR SHARES

Sextant Growth Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant Growth Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$111	0.96%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, Sextant Growth Fund Investor Shares returned 30.23%, trailing the 33.89% return for the S&P 500 Index for the same period. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 Index due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

Similarly to 2023, Nvidia was the dominant contributor to Index returns as other mega-cap stocks jumped on the AI/data center/large language model bandwagon. The Fund holds a position in Nvidia, but the benchmark weight is more than double the Fund’s exposure.

We hold positions in Alphabet, Amazon, Apple, Meta Platforms, and Microsoft as well — all the Magnificent Seven stocks except Tesla — but typically at lower exposures than represented in the benchmarks. That said, Fund performance was boosted by several holdings not included among the mega-caps. These include Broadcom, Oracle, and ServiceNow in Technology, Boston Scientific in Health Care, and Motorola Solutions in Communications. The aforementioned stocks all appreciated by at least 50% over the course of the year.

Other strong performers included Costco, Johnson Controls, and TJX. Portfolio returns were diminished by declines in the value of Adobe, Lululemon, Advanced Micro Devices, and Zoetis. As long-term investors, our interpretation of the long-term operational thesis behind an investment matters more than any short-term period of weakness.

Looking Forward

The US economy currently enjoys solid positive momentum, which is likely to continue well into the new year. While the new administration appears determined to implement a wide range of policy initiatives that will depart significantly from the past, executing on the changes will take time — as it will for the effects to be felt.

Stock markets discount expectations well before the realities resonate in the economy or corporate earnings so we are reliant on the market’s interpretation of the mix of policy prescriptions. Following the pre-Christmas fiscal gymnastics, it appears that adopting a long-term government funding solution will be the first challenge, one likely to feature a plethora of political pyrotechnics.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through November 30, 2024 with initial investment of $10,000.

	Sextant Growth Fund Investor Shares $31,116	S&P 500 Index $35,002
November - 14	10,000	10,000
December - 14	9,928	9,975
January - 15	9,613	9,675
February - 15	10,235	10,231
March - 15	10,118	10,070
April - 15	10,038	10,166
May - 15	10,125	10,297
June - 15	9,973	10,098
July - 15	10,110	10,309
August - 15	9,469	9,687
September - 15	9,268	9,447
October - 15	9,875	10,244
November - 15	9,913	10,275
December - 15	9,715	10,113
January - 16	8,972	9,611
February - 16	8,729	9,598
March - 16	9,418	10,249
April - 16	9,302	10,289
May - 16	9,385	10,474
June - 16	9,207	10,501
July - 16	9,731	10,888
August - 16	9,686	10,903
September - 16	9,636	10,905
October - 16	9,372	10,706
November - 16	9,594	11,103
December - 16	9,670	11,322
January - 17	9,893	11,537
February - 17	10,325	11,995
March - 17	10,423	12,009
April - 17	10,632	12,132
May - 17	10,765	12,303
June - 17	10,799	12,380
July - 17	10,910	12,635
August - 17	10,992	12,673
September - 17	11,111	12,935
October - 17	11,342	13,237
November - 17	11,766	13,642
December - 17	11,832	13,794
January - 18	12,585	14,584
February - 18	12,364	14,046
March - 18	11,999	13,689
April - 18	12,121	13,742
May - 18	12,549	14,073
June - 18	12,661	14,160
July - 18	13,198	14,686
August - 18	13,942	15,165
September - 18	14,144	15,251
October - 18	12,846	14,209
November - 18	12,936	14,498
December - 18	11,882	13,189
January - 19	12,777	14,246
February - 19	13,232	14,704
March - 19	13,720	14,989
April - 19	14,427	15,596
May - 19	13,450	14,605
June - 19	14,531	15,635
July - 19	15,038	15,859
August - 19	14,957	15,608
September - 19	15,010	15,900
October - 19	15,280	16,245
November - 19	15,758	16,834
December - 19	16,204	17,342
January - 20	16,384	17,335
February - 20	15,199	15,908
March - 20	13,752	13,944
April - 20	15,531	15,731
May - 20	16,554	16,480
June - 20	17,252	16,808
July - 20	18,558	17,756
August - 20	20,274	19,032
September - 20	19,513	18,309
October - 20	18,685	17,822
November - 20	20,406	19,773
December - 20	21,142	20,533
January - 21	20,667	20,326
February - 21	20,770	20,886
March - 21	21,348	21,801
April - 21	22,648	22,964
May - 21	22,486	23,125
June - 21	23,319	23,665
July - 21	24,094	24,227
August - 21	24,795	24,963
September - 21	23,241	23,802
October - 21	24,844	25,470
November - 21	25,197	25,294
December - 21	26,003	26,427
January - 22	24,256	25,060
February - 22	23,369	24,309
March - 22	23,754	25,212
April - 22	21,531	23,013
May - 22	21,242	23,056
June - 22	19,543	21,152
July - 22	21,472	23,103
August - 22	20,334	22,161
September - 22	18,404	20,120
October - 22	19,559	21,749
November - 22	20,692	22,964
December - 22	19,438	21,641
January - 23	20,660	23,001
February - 23	20,003	22,440
March - 23	21,241	23,263
April - 23	21,652	23,626
May - 23	22,107	23,729
June - 23	23,608	25,297
July - 23	24,030	26,110
August - 23	23,647	25,694
September - 23	22,293	24,469
October - 23	21,877	23,955
November - 23	23,893	26,142
December - 23	24,929	27,330
January - 24	25,411	27,789
February - 24	26,814	29,273
March - 24	27,214	30,215
April - 24	26,009	28,981
May - 24	27,406	30,418
June - 24	29,067	31,509
July - 24	28,705	31,893
August - 24	29,209	32,666
September - 24	30,031	33,364
October - 24	29,554	33,061
November - 24	31,116	35,002

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	30.23%	14.58%	12.02%
S&P 500 Index	33.89%	15.75%	13.33%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/growth-fund for more recent performance information.

SSGFX

| INVESTOR SHARES

Sextant Growth Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$75,697,326
# of Portfolio Holdings	30
Advisory Fees Paid	$344,509
Portfolio Turnover Rate	6%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Microsoft	10.2%
Apple	8.6%
Amazon.com	7.4%
Alphabet, Class A	7.1%
Nvidia	6.4%
Costco Wholesale	4.5%
Oracle	4.3%
Motorola Solutions	3.9%
Mastercard, Class A	3.6%
TJX Companies	3.1%

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.1%
Semiconductor Devices	14.7%
Communications Equipment	12.5%
Internet Media & Services	9.2%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.5%
Specialty Apparel Stores	4.4%
Other Financial Services	3.6%
Application Software	3.0%
Other Industries	15.8%
Other Assets (net of liabilities)	2.6%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SGZFX

| Z SHARES

Sextant Growth Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant Growth Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$83	0.72%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, Sextant Growth Fund Z Shares returned 30.23%, trailing the 33.89% return for the S&P 500 Index for the same period. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 Index due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

Similarly to 2023, Nvidia was the dominant contributor to Index returns as other mega-cap stocks jumped on the AI/data center/large language model bandwagon. The Fund holds a position in Nvidia, but the benchmark weight is more than double the Fund’s exposure.

We hold positions in Alphabet, Amazon, Apple, Meta Platforms, and Microsoft as well — all the Magnificent Seven stocks except Tesla — but typically at lower exposures than represented in the benchmarks. That said, Fund performance was boosted by several holdings not included among the mega-caps. These include Broadcom, Oracle, and ServiceNow in Technology, Boston Scientific in Health Care, and Motorola Solutions in Communications. The aforementioned stocks all appreciated by at least 50% over the course of the year.

Other strong performers included Costco, Johnson Controls, and TJX. Portfolio returns were diminished by declines in the value of Adobe, Lululemon, Advanced Micro Devices, and Zoetis. As long-term investors, our interpretation of the long-term operational thesis behind an investment matters more than any short-term period of weakness.

Looking Forward

The US economy currently enjoys solid positive momentum, which is likely to continue well into the new year. While the new administration appears determined to implement a wide range of policy initiatives that will depart significantly from the past, executing on the changes will take time — as it will for the effects to be felt.

Stock markets discount expectations well before the realities resonate in the economy or corporate earnings so we are reliant on the market’s interpretation of the mix of policy prescriptions. Following the pre-Christmas fiscal gymnastics, it appears that adopting a long-term government funding solution will be the first challenge, one likely to feature a plethora of political pyrotechnics.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

June 30, 2017 through November 30, 2024 with initial investment of $10,000.

	Sextant Growth Fund Z Shares $29,314	S&P 500 Index $28,273
June - 17	10,000	10,000
July - 17	10,107	10,206
August - 17	10,178	10,237
September - 17	10,285	10,448
October - 17	10,499	10,692
November - 17	10,893	11,020
December - 17	10,957	11,142
January - 18	11,661	11,780
February - 18	11,455	11,346
March - 18	11,120	11,058
April - 18	11,233	11,100
May - 18	11,631	11,367
June - 18	11,736	11,437
July - 18	12,239	11,863
August - 18	12,930	12,250
September - 18	13,123	12,319
October - 18	11,921	11,477
November - 18	12,004	11,711
December - 18	11,030	10,654
January - 19	11,862	11,508
February - 19	12,291	11,877
March - 19	12,751	12,108
April - 19	13,406	12,598
May - 19	12,503	11,797
June - 19	13,512	12,629
July - 19	13,986	12,810
August - 19	13,915	12,607
September - 19	13,968	12,843
October - 19	14,224	13,122
November - 19	14,671	13,598
December - 19	15,086	14,008
January - 20	15,259	14,003
February - 20	14,161	12,850
March - 20	12,812	11,263
April - 20	14,471	12,707
May - 20	15,428	13,312
June - 20	16,084	13,577
July - 20	17,306	14,342
August - 20	18,906	15,373
September - 20	18,204	14,789
October - 20	17,433	14,396
November - 20	19,042	15,972
December - 20	19,730	16,586
January - 21	19,294	16,418
February - 21	19,386	16,871
March - 21	19,937	17,610
April - 21	21,150	18,550
May - 21	21,003	18,679
June - 21	21,784	19,115
July - 21	22,514	19,569
August - 21	23,176	20,164
September - 21	21,729	19,226
October - 21	23,231	20,573
November - 21	23,566	20,431
December - 21	24,329	21,347
January - 22	22,693	20,242
February - 22	21,870	19,636
March - 22	22,231	20,365
April - 22	20,159	18,589
May - 22	19,888	18,623
June - 22	18,303	17,086
July - 22	20,114	18,661
August - 22	19,050	17,900
September - 22	17,249	16,252
October - 22	18,333	17,567
November - 22	19,397	18,549
December - 22	18,230	17,481
January - 23	19,372	18,579
February - 23	18,765	18,126
March - 23	19,928	18,791
April - 23	20,324	19,084
May - 23	20,756	19,167
June - 23	22,166	20,434
July - 23	22,568	21,090
August - 23	22,213	20,754
September - 23	20,947	19,765
October - 23	20,556	19,349
November - 23	22,459	21,116
December - 23	23,434	22,076
January - 24	23,898	22,447
February - 24	25,221	23,645
March - 24	25,602	24,406
April - 24	24,474	23,409
May - 24	25,792	24,570
June - 24	27,362	25,452
July - 24	27,023	25,761
August - 24	27,501	26,386
September - 24	28,284	26,950
October - 24	27,841	26,705
November - 24	29,314	28,273

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	30.52%	14.85%	15.25%
S&P 500 Index	33.89%	15.75%	14.77%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/growth-fund for more recent performance information.

SGZFX

| Z SHARES

Sextant Growth Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$75,697,326
# of Portfolio Holdings	30
Advisory Fees Paid	$344,509
Portfolio Turnover Rate	6%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Microsoft	10.2%
Apple	8.6%
Amazon.com	7.4%
Alphabet, Class A	7.1%
Nvidia	6.4%
Costco Wholesale	4.5%
Oracle	4.3%
Motorola Solutions	3.9%
Mastercard, Class A	3.6%
TJX Companies	3.1%

Industry Weightings

% of Total Net Assets

Infrastructure Software	17.1%
Semiconductor Devices	14.7%
Communications Equipment	12.5%
Internet Media & Services	9.2%
Online Marketplace	7.4%
Medical Devices	5.2%
Mass Merchants	4.5%
Specialty Apparel Stores	4.4%
Other Financial Services	3.6%
Application Software	3.0%
Other Industries	15.8%
Other Assets (net of liabilities)	2.6%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SSIFX

| INVESTOR SHARES

Sextant International Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant International Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$100	0.95%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant International Fund Investor Shares returned 9.82%. The MSCI EAFE Index returned 12.44% for the same period.

Factors Affecting Past Performance

The Sextant International Fund mandates 65% of net assets be held in companies with market capitalization greater than $1 billion as well as their headquarters and at least half of their assets and earnings outside the US. The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Financials was the primary detractor since it was the strongest performing sector this year and the Fund had no exposure. Industrials, Consumer Discretionary, Materials, and Technology were moderate contributors.

Looking Forward

In recent months, investor attention shifted from fears of a recession from mismanaged monetary policy, to fears of inflation potentially rearing its head again because of the new administration’s fiscal policy. A reasonable outcome is that global growth continues to bifurcate with relative strength coming from countries such as the US and India, while the eurozone struggles to keep pace. From an investment perspective, two categories of companies are poised to emerge as frontrunners as we approach 2025: productivity enablers, or enterprises offering products and services designed to boost efficiency for other businesses, and AI adopters, or organizations effectively implementing productivity-enhancing technologies internally.

These winners will ride the wave of a dual transformation from the widespread adoption of artificial intelligence and the ongoing digitization of the economy. This technological convergence is set to reshape competitive landscapes across industries, favoring those at the forefront of innovation and adaptation.

Unfortunately, this will likely lead to the disruption of certain legacy business models, services, and conventional jobs. This, in turn, may trigger negative market sentiment in the affected industry verticals. It will be important for investors to stay active in avoiding these pitfalls, while adequately participating in the companies that will define the future economy.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through November 30, 2024 with initial investment of $10,000.

	Sextant International Fund Investor Shares $20,305	MSCI EAFE Index $17,210
November - 14	10,000	10,000
December - 14	9,657	9,656
January - 15	9,619	9,704
February - 15	10,259	10,285
March - 15	10,129	10,139
April - 15	10,562	10,561
May - 15	10,394	10,519
June - 15	10,110	10,224
July - 15	10,187	10,436
August - 15	9,438	9,670
September - 15	9,024	9,182
October - 15	9,547	9,901
November - 15	9,442	9,748
December - 15	9,073	9,618
January - 16	8,744	8,924
February - 16	8,698	8,763
March - 16	9,284	9,341
April - 16	9,343	9,622
May - 16	9,363	9,546
June - 16	9,343	9,230
July - 16	9,836	9,698
August - 16	9,850	9,707
September - 16	10,021	9,830
October - 16	9,725	9,630
November - 16	9,488	9,439
December - 16	9,719	9,764
January - 17	10,032	10,047
February - 17	10,239	10,193
March - 17	10,419	10,485
April - 17	10,565	10,760
May - 17	10,892	11,169
June - 17	10,879	11,153
July - 17	11,338	11,475
August - 17	11,372	11,472
September - 17	11,725	11,762
October - 17	11,812	11,942
November - 17	12,027	12,069
December - 17	12,193	12,265
January - 18	12,782	12,881
February - 18	12,324	12,301
March - 18	12,302	12,092
April - 18	12,143	12,381
May - 18	12,193	12,119
June - 18	12,041	11,975
July - 18	12,702	12,270
August - 18	12,941	12,035
September - 18	12,825	12,144
October - 18	11,809	11,179
November - 18	12,223	11,166
December - 18	11,713	10,627
January - 19	12,529	11,327
February - 19	13,149	11,617
March - 19	13,354	11,703
April - 19	13,770	12,043
May - 19	13,636	11,482
June - 19	14,194	12,167
July - 19	14,233	12,014
August - 19	14,123	11,704
September - 19	14,131	12,045
October - 19	14,343	12,479
November - 19	14,515	12,622
December - 19	14,858	13,034
January - 20	14,841	12,763
February - 20	13,776	11,611
March - 20	11,759	10,073
April - 20	12,459	10,732
May - 20	13,556	11,206
June - 20	13,930	11,592
July - 20	14,581	11,864
August - 20	15,126	12,476
September - 20	14,906	12,157
October - 20	14,386	11,673
November - 20	15,955	13,484
December - 20	17,099	14,113
January - 21	16,985	13,964
February - 21	16,577	14,279
March - 21	16,821	14,621
April - 21	17,662	15,073
May - 21	17,785	15,579
June - 21	18,266	15,408
July - 21	19,499	15,526
August - 21	20,356	15,801
September - 21	19,050	15,354
October - 21	19,588	15,735
November - 21	19,172	15,005
December - 21	20,094	15,775
January - 22	17,932	15,014
February - 22	17,560	14,750
March - 22	17,923	14,862
April - 22	16,461	13,913
May - 22	16,240	14,037
June - 22	14,884	12,738
July - 22	16,160	13,374
August - 22	15,070	12,740
September - 22	13,892	11,554
October - 22	14,609	12,176
November - 22	16,054	13,550
December - 22	15,549	13,564
January - 23	16,771	14,664
February - 23	16,266	14,360
March - 23	17,347	14,734
April - 23	17,418	15,165
May - 23	16,975	14,543
June - 23	17,577	15,209
July - 23	17,790	15,703
August - 23	17,365	15,103
September - 23	16,514	14,594
October - 23	16,497	14,004
November - 23	18,490	15,306
December - 23	19,407	16,122
January - 24	19,905	16,216
February - 24	20,616	16,515
March - 24	20,785	17,077
April - 24	19,798	16,658
May - 24	20,714	17,324
June - 24	20,670	17,048
July - 24	20,572	17,551
August - 24	21,363	18,123
September - 24	21,292	18,298
October - 24	20,270	17,306
November - 24	20,305	17,210

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	9.82%	6.94%	7.34%
MSCI EAFE Index	12.44%	6.39%	5.57%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/international-fund for more recent performance information.

SSIFX

| INVESTOR SHARES

Sextant International Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$72,220,400
# of Portfolio Holdings	30
Advisory Fees Paid	$370,093
Portfolio Turnover Rate	19%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

MercadoLibre	7.7%
Novo Nordisk ADR	7.4%
Wolters Kluwer	7.2%
Taiwan Semiconductor ADR	5.9%
ASML Holding NY	5.0%
SAP ADR	4.8%
Broadcom	4.7%
NICE Systems ADR	4.4%
Ferguson Enterprises	4.3%
Dassault Systemes ADR	4.2%

Geographic Weightings

% of Total Net Assets

United States	13.1%
Netherlands	12.2%
France	10.3%
Germany	7.7%
Argentina	7.7%
Denmark	7.4%
Ireland	6.1%
Switzerland	6.0%
United Kingdom	6.0%
Taiwan	5.9%
Other Countries	17.6%

Industry Weightings

% of Total Net Assets

Application Software	14.4%
Semiconductor Manufacturing	10.9%
IT Services	10.5%
Large Pharma	9.9%
Electrical Power Equipment	8.8%
Online Marketplace	7.7%
Commercial & Residential Building Equipment & Systems	5.2%
Semiconductor Devices	4.7%
Industrial Wholesale & Rental	4.3%
Basic & Diversified Chemicals	3.2%
Other Industries	18.3%
Other Assets (net of liabilities)	2.1%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SIFZX

| Z SHARES

Sextant International Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant International Fund is long-term capital growth. This Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$76	0.72%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant International Fund Z Shares returned 10.04%. The MSCI EAFE Index returned 12.44% for the same period.

Factors Affecting Past Performance

The Sextant International Fund mandates 65% of net assets be held in companies with market capitalization greater than $1 billion as well as their headquarters and at least half of their assets and earnings outside the US. The Fund generally holds equity positions in larger companies with strong balance sheets. In terms of performance contribution, Financials was the primary detractor since it was the strongest performing sector this year and the Fund had no exposure. Industrials, Consumer Discretionary, Materials, and Technology were moderate contributors.

Looking Forward

In recent months, investor attention shifted from fears of a recession from mismanaged monetary policy, to fears of inflation potentially rearing its head again because of the new administration’s fiscal policy. A reasonable outcome is that global growth continues to bifurcate with relative strength coming from countries such as the US and India, while the eurozone struggles to keep pace. From an investment perspective, two categories of companies are poised to emerge as frontrunners as we approach 2025: productivity enablers, or enterprises offering products and services designed to boost efficiency for other businesses, and AI adopters, or organizations effectively implementing productivity-enhancing technologies internally.

These winners will ride the wave of a dual transformation from the widespread adoption of artificial intelligence and the ongoing digitization of the economy. This technological convergence is set to reshape competitive landscapes across industries, favoring those at the forefront of innovation and adaptation.

Unfortunately, this will likely lead to the disruption of certain legacy business models, services, and conventional jobs. This, in turn, may trigger negative market sentiment in the affected industry verticals. It will be important for investors to stay active in avoiding these pitfalls, while adequately participating in the companies that will define the future economy.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

June 30, 2017 through November 30, 2024 with initial investment of $10,000.

	Sextant International Fund Z Shares $18,991	MSCI EAFE Index $15,432
June - 17	10,000	10,000
July - 17	10,435	10,289
August - 17	10,459	10,287
September - 17	10,783	10,547
October - 17	10,869	10,708
November - 17	11,073	10,821
December - 17	11,229	10,997
January - 18	11,777	11,549
February - 18	11,349	11,030
March - 18	11,329	10,842
April - 18	11,189	11,101
May - 18	11,236	10,867
June - 18	11,102	10,737
July - 18	11,717	11,002
August - 18	11,937	10,791
September - 18	11,831	10,889
October - 18	10,895	10,023
November - 18	11,276	10,012
December - 18	10,813	9,528
January - 19	11,566	10,156
February - 19	12,138	10,416
March - 19	12,333	10,493
April - 19	12,717	10,798
May - 19	12,601	10,295
June - 19	13,116	10,909
July - 19	13,152	10,772
August - 19	13,058	10,494
September - 19	13,065	10,800
October - 19	13,268	11,189
November - 19	13,434	11,317
December - 19	13,752	11,687
January - 20	13,737	11,444
February - 20	12,752	10,411
March - 20	10,888	9,032
April - 20	11,534	9,623
May - 20	12,557	10,048
June - 20	12,903	10,394
July - 20	13,504	10,638
August - 20	14,016	11,187
September - 20	13,820	10,901
October - 20	13,339	10,467
November - 20	14,790	12,090
December - 20	15,859	12,655
January - 21	15,753	12,521
February - 21	15,368	12,803
March - 21	15,602	13,110
April - 21	16,381	13,515
May - 21	16,502	13,969
June - 21	16,956	13,816
July - 21	18,098	13,921
August - 21	18,900	14,168
September - 21	17,690	13,767
October - 21	18,196	14,109
November - 21	17,811	13,454
December - 21	18,657	14,145
January - 22	16,658	13,462
February - 22	16,321	13,225
March - 22	16,658	13,326
April - 22	15,301	12,475
May - 22	15,104	12,586
June - 22	13,845	11,421
July - 22	15,030	11,991
August - 22	14,018	11,423
September - 22	12,932	10,360
October - 22	13,598	10,918
November - 22	14,939	12,149
December - 22	14,478	12,163
January - 23	15,613	13,149
February - 23	15,153	12,876
March - 23	16,156	13,211
April - 23	16,230	13,598
May - 23	15,819	13,040
June - 23	16,387	13,637
July - 23	16,584	14,080
August - 23	16,197	13,542
September - 23	15,399	13,086
October - 23	15,391	12,557
November - 23	17,259	13,724
December - 23	18,115	14,455
January - 24	18,578	14,540
February - 24	19,248	14,808
March - 24	19,413	15,312
April - 24	18,487	14,936
May - 24	19,355	15,534
June - 24	19,306	15,287
July - 24	19,223	15,737
August - 24	19,967	16,250
September - 24	19,909	16,407
October - 24	18,950	15,517
November - 24	18,991	15,432

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	10.04%	7.17%	8.74%
MSCI EAFE Index	12.44%	6.39%	5.73%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/international-fund for more recent performance information.

SIFZX

| Z SHARES

Sextant International Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$72,220,400
# of Portfolio Holdings	30
Advisory Fees Paid	$370,093
Portfolio Turnover Rate	19%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

MercadoLibre	7.7%
Novo Nordisk ADR	7.4%
Wolters Kluwer	7.2%
Taiwan Semiconductor ADR	5.9%
ASML Holding NY	5.0%
SAP ADR	4.8%
Broadcom	4.7%
NICE Systems ADR	4.4%
Ferguson Enterprises	4.3%
Dassault Systemes ADR	4.2%

Geographic Weightings

% of Total Net Assets

United States	13.1%
Netherlands	12.2%
France	10.3%
Germany	7.7%
Argentina	7.7%
Denmark	7.4%
Ireland	6.1%
Switzerland	6.0%
United Kingdom	6.0%
Taiwan	5.9%
Other Countries	17.6%

Industry Weightings

% of Total Net Assets

Application Software	14.4%
Semiconductor Manufacturing	10.9%
IT Services	10.5%
Large Pharma	9.9%
Electrical Power Equipment	8.8%
Online Marketplace	7.7%
Commercial & Residential Building Equipment & Systems	5.2%
Semiconductor Devices	4.7%
Industrial Wholesale & Rental	4.3%
Basic & Diversified Chemicals	3.2%
Other Industries	18.3%
Other Assets (net of liabilities)	2.1%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

STBFX

| SEXTANT SHORT-TERM BOND

Sextant Short-Term Bond Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Sextant Short-Term Bond Fund is capital preservation and current income. This Annual Shareholder Report contains important information about the Sextant Short-Term Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sextant/short-term-bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Short-Term Bond	$61	0.60%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Sextant Short-Term Bond Fund returned 4.71%. The Bloomberg US Aggregate 1-3 Year Index returned 5.41%, while the Bloomberg US Aggregate Index returned 6.88%. For the five-year period ended November 30, 2024, the Fund reported an annualized total return of 1.23%, compared to 1.53% for the Bloomberg US Aggregate 1-3 Year Index and -0.01% for the Bloomberg US Aggregate Index. The primary reason for the Fund’s underperformance over the past year was the Fund’s defensive cash position and a lack of exposure to securitized debt. The five-year outperformance relative to the Bloomberg US Aggregate Index is due to the fund’s shorter duration.

Factors Affecting Past Performance

Elevated inflation, an uncertain growth outlook, and a global election cycle made 2024 another volatile year across fixed income markets. Although the Federal Funds Rate was reduced by 100 basis points, the yield curve experienced a pronounced steepening, demonstrating the opposing forces of a weakening labor market, strong output growth, and high inflation expectations. The Sextant Short-Term Bond Fund’s 44.5% weighting to securities maturating within 1-3 years outperformed other areas of the curve, benefitting from the movement on the short end.

Even amid macroeconomic and political uncertainty, corporate debt was well-bid, leading to extensive spread compression across both investment-grade and high-yield debt. Credit-risky debt rallied as investors welcomed the newfound yield, with participants aiming to lock in the higher yield no matter the cost. The Fund maintained a lower weighting to credit-risky debt, instead opting for yield enhancement in other areas of the market.

Looking Forward

To end the year, politics was top of mind as the United States headed to the polls in November. Along with a new regime comes a new set of opportunities and risks in 2025. As policy becomes clearer, the Sextant Short-Term Bond Fund will remain defensively positioned, ready to take advantage of any new developments. While adaptability is crucial, our goal has always been to choose good companies and invest through cycles rather than engaging in market timing with outsized active bets.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

November 30, 2014 through November 30, 2024 with initial investment of $10,000.

Sextant Short-Term Bond Fund $11,443
Bloomberg US Aggregate 1-3 Year Index $11,674
Bloomberg US Aggregate Bond Index $11,633
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
November - 14
November - 15
November - 16
November - 17
November - 18
November - 19
November - 20
November - 21
November - 22
November - 23
November - 24

	Sextant Short-Term Bond Fund $11,443	Bloomberg US Aggregate 1-3 Year Index $11,674	Bloomberg US Aggregate Bond Index $11,633
November - 14	10,000	10,000	10,000
December - 14	9,950	9,975	10,009
January - 15	10,017	10,026	10,219
February - 15	10,005	10,011	10,123
March - 15	10,015	10,033	10,170
April - 15	10,043	10,042	10,134
May - 15	10,051	10,050	10,109
June - 15	10,040	10,047	9,999
July - 15	10,049	10,053	10,069
August - 15	10,039	10,047	10,054
September - 15	10,047	10,077	10,122
October - 15	10,077	10,074	10,124
November - 15	10,067	10,055	10,097
December - 15	10,056	10,041	10,064
January - 16	10,085	10,093	10,203
February - 16	10,075	10,103	10,275
March - 16	10,145	10,139	10,370
April - 16	10,174	10,153	10,409
May - 16	10,163	10,147	10,412
June - 16	10,210	10,208	10,599
July - 16	10,219	10,209	10,666
August - 16	10,229	10,199	10,654
September - 16	10,238	10,211	10,648
October - 16	10,246	10,207	10,566
November - 16	10,173	10,166	10,316
December - 16	10,204	10,172	10,331
January - 17	10,215	10,191	10,351
February - 17	10,225	10,208	10,421
March - 17	10,238	10,214	10,415
April - 17	10,248	10,233	10,496
May - 17	10,282	10,250	10,576
June - 17	10,273	10,246	10,566
July - 17	10,305	10,273	10,611
August - 17	10,315	10,294	10,706
September - 17	10,303	10,281	10,655
October - 17	10,292	10,279	10,662
November - 17	10,261	10,257	10,648
December - 17	10,254	10,260	10,697
January - 18	10,225	10,233	10,574
February - 18	10,195	10,223	10,473
March - 18	10,206	10,239	10,540
April - 18	10,197	10,229	10,462
May - 18	10,231	10,267	10,537
June - 18	10,222	10,268	10,524
July - 18	10,236	10,274	10,526
August - 18	10,270	10,310	10,594
September - 18	10,282	10,303	10,526
October - 18	10,276	10,314	10,443
November - 18	10,287	10,344	10,505
December - 18	10,365	10,425	10,698
January - 19	10,421	10,466	10,812
February - 19	10,434	10,483	10,805
March - 19	10,534	10,552	11,013
April - 19	10,550	10,575	11,016
May - 19	10,587	10,650	11,211
June - 19	10,665	10,708	11,352
July - 19	10,661	10,705	11,377
August - 19	10,740	10,789	11,672
September - 19	10,713	10,784	11,610
October - 19	10,771	10,821	11,645
November - 19	10,765	10,821	11,639
December - 19	10,781	10,846	11,630
January - 20	10,861	10,907	11,854
February - 20	10,940	10,996	12,068
March - 20	10,765	11,040	11,997
April - 20	10,951	11,100	12,210
May - 20	11,052	11,121	12,267
June - 20	11,087	11,137	12,344
July - 20	11,145	11,154	12,528
August - 20	11,138	11,155	12,427
September - 20	11,130	11,155	12,420
October - 20	11,101	11,154	12,365
November - 20	11,137	11,165	12,486
December - 20	11,150	11,180	12,504
January - 21	11,141	11,184	12,414
February - 21	11,087	11,177	12,235
March - 21	11,055	11,171	12,082
April - 21	11,088	11,180	12,177
May - 21	11,120	11,194	12,217
June - 21	11,104	11,177	12,303
July - 21	11,135	11,196	12,440
August - 21	11,122	11,196	12,417
September - 21	11,087	11,187	12,309
October - 21	11,053	11,151	12,306
November - 21	11,039	11,141	12,342
December - 21	11,027	11,124	12,311
January - 22	10,926	11,045	12,045
February - 22	10,869	10,995	11,911
March - 22	10,748	10,846	11,580
April - 22	10,649	10,786	11,141
May - 22	10,704	10,852	11,213
June - 22	10,628	10,777	11,037
July - 22	10,727	10,834	11,306
August - 22	10,629	10,747	10,987
September - 22	10,489	10,615	10,512
October - 22	10,479	10,601	10,376
November - 22	10,581	10,689	10,758
December - 22	10,600	10,710	10,709
January - 23	10,681	10,798	11,039
February - 23	10,607	10,717	10,753
March - 23	10,736	10,872	11,026
April - 23	10,774	10,909	11,093
May - 23	10,748	10,877	10,972
June - 23	10,744	10,833	10,933
July - 23	10,785	10,879	10,926
August - 23	10,802	10,919	10,856
September - 23	10,797	10,913	10,580
October - 23	10,817	10,948	10,413
November - 23	10,928	11,075	10,884
December - 23	11,019	11,208	11,301
January - 24	11,067	11,253	11,270
February - 24	11,045	11,214	11,111
March - 24	11,091	11,259	11,213
April - 24	11,070	11,221	10,930
May - 24	11,142	11,303	11,116
June - 24	11,189	11,366	11,221
July - 24	11,286	11,501	11,483
August - 24	11,361	11,606	11,648
September - 24	11,434	11,702	11,804
October - 24	11,393	11,635	11,511
November - 24	11,443	11,674	11,633

Effective May 31, 2024, the Fund is adding a new performance benchmark, the Bloomberg US Aggregate Bond Index, which the investment adviser believes better reflects the Fund’s investment approach.

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Short-Term Bond	4.71%	1.23%	1.36%
Bloomberg US Aggregate 1-3 Year Index	5.41%	1.53%	1.56%
Bloomberg US Aggregate Bond Index	6.88%	-0.01%	1.52%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sextant/short-term-bond-fund for more recent performance information.

STBFX

| SEXTANT SHORT-TERM BOND

Sextant Short-Term Bond Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$12,544,555
# of Portfolio Holdings	35
Advisory Fees Paid	$26,681
Portfolio Turnover Rate	23%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (6.125% due 08/15/2029)	8.2%
United States Treasury Note (2.625% due 12/31/2025)	5.9%
United States Treasury Note (2.250% due 08/15/2027)	5.7%
United States Treasury Note (2.375% due 05/15/2027)	5.0%
United States Treasury Bond (1.500% due 02/15/2025)	4.7%
Florida Power & Light (2.850% due 04/1/2025)	3.3%
Federal Farm Credit Bank (4.800% due 11/13/2029)	3.2%
United States Treasury Note (2.875% due 04/30/2025)	3.2%
Bank of America (3.500% due 04/19/2026)	3.1%
Koninklijke KPN (8.375% due 10/1/2030)	2.8%

Sector Weightings

% of Total Net Assets

Government	40.1%
Financials	16.1%
Utilities	7.0%
Communications	6.3%
Consumer Staples	5.2%
Technology	4.9%
Consumer Discretionary	4.1%
Materials	2.4%
Industrials	1.6%
Health Care	1.2%
Other Assets (net of liabilities)	11.1%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SEBFX

| SUSTAINABLE BOND

Saturna Sustainable Bond Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Saturna Sustainable Bond Fund is current income and capital preservation. This Annual Shareholder Report contains important information about the Saturna Sustainable Bond Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sustainable/bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$66	0.65%

How did the Fund perform over the last year?

For the year-to-date ended November 30, 2024, the Saturna Sustainable Bond Fund returned 0.11%. The FTSE World Broad Investment-Grade Bond Index returned 0.69%. The Fund reported a 30-day yield of 4.30%.

The Saturna Sustainable Bond Fund portfolio held 44 securities, excluding cash, as of November 30, 2024. For the same period, the Fund reported an eﬀective duration of 4.72 years, reflecting an increase from 2.80 years as of May 31, 2024. The FTSE World Broad Investment-Grade Bond Index reported an eﬀective duration of 6.57 years. The Fund extended its duration to lock in higher yields with the expectation of further benchmark rate reductions. This comes during an interest rate environment characterized by higher rates and the Federal Reserve's Open Market Committee lowering of benchmark rates.

As of November 30, 2024, Saturna Sustainable Bond Fund held 59.93% of its assets in US dollar-denominated securities, followed by 13.01% in euro-denominated securities, and 6.32% in Canadian dollar-denominated securities. The Fund retained a currency weighting of 5.75% to the Colombian peso, 5.10% to the Mexican peso, 4.08% to the British pound, 2.91% to the Brazilian real, and 2.90% to the Australian dollar. In contrast, the FTSE World Broad Investment-Grade Bond Index had 53.16% of its portfolio in the US dollar, 27.87% in the euro, and 5.98% in Japanese yen.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

March 31, 2015 through November 30, 2024 with initial investment of $10,000.

Sustainable Bond Fund $11,256
FTSE WorldBIG Bond Index $10,511
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
9,000
March - 15
November - 15
November - 16
November - 17
November - 18
November - 19
November - 20
November - 21
November - 22
November - 23
November - 24

	Sustainable Bond Fund $11,256	FTSE WorldBIG Bond Index $10,511
March - 15	10,000	10,000
April - 15	9,945	10,103
May - 15	9,960	9,926
June - 15	9,856	9,878
July - 15	9,893	9,924
August - 15	9,839	9,953
September - 15	9,856	10,001
October - 15	9,894	10,009
November - 15	9,871	9,838
December - 15	9,809	9,896
January - 16	9,837	10,002
February - 16	9,744	10,199
March - 16	9,938	10,468
April - 16	9,996	10,574
May - 16	9,988	10,453
June - 16	10,099	10,724
July - 16	10,191	10,807
August - 16	10,224	10,757
September - 16	10,244	10,806
October - 16	10,257	10,521
November - 16	10,006	10,122
December - 16	9,990	10,088
January - 17	10,140	10,173
February - 17	10,214	10,212
March - 17	10,271	10,223
April - 17	10,291	10,355
May - 17	10,400	10,527
June - 17	10,496	10,524
July - 17	10,628	10,704
August - 17	10,628	10,816
September - 17	10,621	10,727
October - 17	10,519	10,688
November - 17	10,534	10,804
December - 17	10,579	10,838
January - 18	10,696	10,952
February - 18	10,600	10,842
March - 18	10,614	10,971
April - 18	10,565	10,804
May - 18	10,484	10,699
June - 18	10,442	10,674
July - 18	10,547	10,662
August - 18	10,531	10,663
September - 18	10,566	10,578
October - 18	10,425	10,449
November - 18	10,293	10,485
December - 18	10,244	10,695
January - 19	10,503	10,847
February - 19	10,517	10,788
March - 19	10,621	10,928
April - 19	10,680	10,907
May - 19	10,673	11,053
June - 19	10,816	11,298
July - 19	10,856	11,268
August - 19	10,946	11,508
September - 19	10,912	11,390
October - 19	10,978	11,470
November - 19	10,920	11,381
December - 19	10,969	11,431
January - 20	11,047	11,594
February - 20	11,079	11,676
March - 20	10,760	11,468
April - 20	10,927	11,662
May - 20	11,097	11,737
June - 20	11,191	11,844
July - 20	11,452	12,250
August - 20	11,455	12,210
September - 20	11,363	12,161
October - 20	11,319	12,145
November - 20	11,637	12,361
December - 20	11,717	12,514
January - 21	11,672	12,388
February - 21	11,570	12,157
March - 21	11,513	11,926
April - 21	11,650	12,069
May - 21	11,741	12,163
June - 21	11,707	12,075
July - 21	11,752	12,236
August - 21	11,741	12,179
September - 21	11,627	11,954
October - 21	11,570	11,916
November - 21	11,411	11,871
December - 21	11,496	11,836
January - 22	11,309	11,570
February - 22	11,204	11,405
March - 22	11,088	11,059
April - 22	10,820	10,434
May - 22	10,855	10,465
June - 22	10,598	10,138
July - 22	10,726	10,356
August - 22	10,610	9,932
September - 22	10,295	9,412
October - 22	10,295	9,367
November - 22	10,517	9,815
December - 22	10,514	9,808
January - 23	10,760	10,137
February - 23	10,584	9,813
March - 23	10,784	10,134
April - 23	10,854	10,205
May - 23	10,760	10,002
June - 23	10,913	10,025
July - 23	11,007	10,075
August - 23	10,854	9,954
September - 23	10,643	9,641
October - 23	10,514	9,526
November - 23	10,889	10,018
December - 23	11,244	10,439
January - 24	11,195	10,316
February - 24	11,159	10,174
March - 24	11,256	10,245
April - 24	11,061	9,986
May - 24	11,232	10,128
June - 24	11,122	10,142
July - 24	11,232	10,421
August - 24	11,329	10,646
September - 24	11,475	10,819
October - 24	11,256	10,477
November - 24	11,256	10,511

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Bond	3.36%	0.61%	1.23%
FTSE WorldBIG Bond Index	4.92%	-1.58%	0.47%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sustainable/bond-fund for more recent performance information.

SEBFX

| SUSTAINABLE BOND

Saturna Sustainable Bond Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$36,291,467
# of Portfolio Holdings	44
Advisory Fees Paid	$134,373
Portfolio Turnover Rate	25%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

State Street (Quarterly US LIBOR plus 100) (6.552% due 06/15/2047)	4.8%
AXA (5.125% due 01/17/2027)	4.6%
Munich RE (1.000% due 05/26/2042)	4.4%
First Abu Dhabi Bank PJSC (5.125% due 10/13/2027)	4.2%
United Utilities (6.875% due 08/15/2028)	4.1%
Canadian Imperial Bank (4.375% due 10/28/2080)	4.1%
Int'l Bk Recon & Develop (5.000% due 10/7/2026)	3.5%
MAF Global Securities (7.875% due PERP)	3.4%
Natura Cosmeticos SA (4.125% due 05/3/2028)	3.2%
Starbucks (2.450% due 06/15/2026)	3.2%

Sector Weightings

% of Total Net Assets

Financials	31.0%
Government	19.9%
Real Estate	7.1%
Consumer Staples	5.8%
Technology	5.6%
Utilities	4.1%
Health Care	4.0%
Consumer Discretionary	3.2%
Communications	2.4%
Materials	2.4%
Other Sectors	5.4%
Other Assets (net of liabilities)	9.1%

Geographic Weightings

% of Total Net Assets

United States	21.5%
United Arab Emirates	11.9%
Germany	9.8%
United Kingdom	7.9%
Finland	6.9%
Canada	6.1%
Netherlands	5.2%
France	4.6%
Brazil	3.2%
Singapore	3.0%
Other Countries	19.9%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

SEEFX

| SUSTAINABLE EQUITY

Saturna Sustainable Equity Fund

Annual Shareholder Report - November 30, 2024

Fund Overview

The objective of the Saturna Sustainable Equity Fund is capital appreciation. This Annual Shareholder Report contains important information about the Saturna Sustainable Equity Fund for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at www.saturna.com/sustainable/equity-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$82	0.75%

How did the Fund perform over the last year?

For the fiscal year ended November 30, 2024, the Saturna Sustainable Equity Fund rose 18.80%, trailing the S&P Global 1200 Index which returned 27.63%. The Morningstar Global Large-Stock Blend category returned 22.97% for the same period. The greatest contributors to underperformance were relative underweights to the US and the financial sector, as well as a cash overweight.

Domestic equities outperformed their foreign counterparts as US economic growth remains resilient, outpacing trends and most of the globe. While US politics feature plenty of bombast, such uncertainty is a global fixture. 2024 was the year of the challenger as incumbents fared poorly.

We highlight politics as a realm whose importance is rivaled by its unpredictability. Much ink is spilled attempting to forecast policies and their possible consequences — intended or otherwise. We believe predictions are risks, and as always, we focus on allocating capital to quality companies poised to adapt to changing circumstances. Considering possible futures is paramount to our role as stewards of your capital. Believing we can accurately forecast the future is antithetical to it. In equity investing, uncertainty is opportunity.

We realigned the portfolio in October and November, selling less adaptable companies and allocating to more resilient ones. In October, we sold Legrand, Lululemon, and Reckitt Benckiser. We added Broadcom, Fuji Electric, Dollarama, and Canadian Pacific Kansas City.

Fuji Electric is a top industrial power supply company in Japan benefitting from near-shoring and grid modernization. Broadcom is an infrastructure software and semiconductor company whose networking silicon and chip design prowess allow hyperscalers to train and deploy ever-larger artificial intelligence models. Dollarama is Canada's leading dollar store, selling affordable everyday essentials to households pressured by rising living costs. Canadian Pacific Kansas City operates critical railways connecting the US, Canada, and Mexico. Demographic and near-shoring realities necessitate closer economic ties between these three countries, despite ongoing political threats.

In November, we sold Lowe's, Kenvue, and Haleon and added Linde — whose services reduce the carbon intensity of industrial activities — and renewable energy generator NextEra Energy.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

March 31, 2015 through November 30, 2024 with initial investment of $10,000.

	Sustainable Equity Fund $21,105	S&P Global 1200 Index $27,059
March - 15	10,000	10,000
April - 15	9,960	10,279
May - 15	10,000	10,304
June - 15	9,790	10,060
July - 15	9,800	10,196
August - 15	9,118	9,531
September - 15	9,018	9,193
October - 15	9,579	9,925
November - 15	9,759	9,874
December - 15	9,599	9,703
January - 16	9,047	9,146
February - 16	9,017	9,082
March - 16	9,408	9,720
April - 16	9,328	9,881
May - 16	9,378	9,927
June - 16	9,208	9,852
July - 16	9,609	10,273
August - 16	9,749	10,308
September - 16	9,810	10,351
October - 16	9,629	10,186
November - 16	9,459	10,320
December - 16	9,462	10,566
January - 17	9,654	10,836
February - 17	9,987	11,130
March - 17	10,219	11,284
April - 17	10,410	11,455
May - 17	10,673	11,706
June - 17	10,703	11,770
July - 17	10,905	12,084
August - 17	10,975	12,121
September - 17	11,106	12,384
October - 17	11,449	12,643
November - 17	11,540	12,895
December - 17	11,711	13,085
January - 18	12,310	13,805
February - 18	11,955	13,231
March - 18	11,843	12,964
April - 18	11,782	13,104
May - 18	11,975	13,154
June - 18	11,955	13,131
July - 18	12,300	13,559
August - 18	12,564	13,696
September - 18	12,514	13,797
October - 18	11,487	12,795
November - 18	11,700	12,962
December - 18	11,036	12,016
January - 19	11,775	12,935
February - 19	12,185	13,301
March - 19	12,472	13,491
April - 19	13,149	13,985
May - 19	12,452	13,179
June - 19	13,241	14,045
July - 19	13,323	14,079
August - 19	13,241	13,817
September - 19	13,334	14,146
October - 19	13,580	14,521
November - 19	13,929	14,902
December - 19	14,452	15,407
January - 20	14,370	15,273
February - 20	13,596	14,022
March - 20	12,329	12,215
April - 20	13,287	13,478
May - 20	14,153	14,084
June - 20	14,741	14,491
July - 20	15,854	15,173
August - 20	16,617	16,131
September - 20	16,390	15,593
October - 20	15,813	15,165
November - 20	17,235	17,046
December - 20	17,977	17,808
January - 21	17,729	17,669
February - 21	17,553	18,122
March - 21	18,142	18,750
April - 21	18,691	19,600
May - 21	18,887	19,932
June - 21	18,980	20,161
July - 21	19,353	20,400
August - 21	19,839	20,902
September - 21	18,804	20,031
October - 21	19,570	21,128
November - 21	19,187	20,726
December - 21	20,007	21,645
January - 22	18,560	20,643
February - 22	17,706	20,093
March - 22	17,769	20,625
April - 22	16,645	18,993
May - 22	16,645	19,104
June - 22	15,354	17,468
July - 22	16,384	18,757
August - 22	15,260	17,974
September - 22	14,084	16,280
October - 22	14,885	17,386
November - 22	16,124	18,782
December - 22	15,727	18,002
January - 23	16,557	19,293
February - 23	16,147	18,746
March - 23	16,840	19,387
April - 23	17,198	19,721
May - 23	16,630	19,553
June - 23	17,418	20,717
July - 23	17,649	21,385
August - 23	17,229	20,863
September - 23	16,494	19,959
October - 23	16,252	19,423
November - 23	17,765	21,201
December - 23	18,686	22,212
January - 24	19,025	22,417
February - 24	19,853	23,410
March - 24	19,991	24,227
April - 24	19,227	23,370
May - 24	20,139	24,440
June - 24	20,458	24,986
July - 24	20,744	25,408
August - 24	21,402	26,047
September - 24	21,381	26,574
October - 24	20,723	26,059
November - 24	21,105	27,059

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Equity	18.80%	8.67%	8.00%
S&P Global 1200 Index	27.63%	12.66%	10.81%

Past performance does not guarantee future results. The "Average Annual Return" and "Cumulative Performance" tables assume the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/sustainable/equity-fund for more recent performance information.

SEEFX

| SUSTAINABLE EQUITY

Saturna Sustainable Equity Fund

Annual Shareholder Report - November 30, 2024

Key Fund Statistics

Total Net Assets	$25,180,488
# of Portfolio Holdings	45
Advisory Fees Paid	$120,369
Portfolio Turnover Rate	19%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762.

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Nvidia	5.5%
Novo Nordisk ADR	4.3%
Taiwan Semiconductor ADR	3.9%
Schneider Electric ADR	3.5%
Wolters Kluwer	3.3%
Nintendo ADR	3.3%
Apple	2.9%
Eli Lilly	2.9%
Assa Abloy ADR	2.7%
ServiceNow	2.7%

Geographic Weightings

% of Total Net Assets

United States	34.1%
Japan	8.4%
France	8.0%
Netherlands	7.0%
Switzerland	6.5%
United Kingdom	6.4%
Canada	4.7%
Denmark	4.3%
Ireland	4.2%
Taiwan	3.9%
Other Countries	12.5%

Industry Weightings

% of Total Net Assets

Large Pharma	11.7%
Semiconductor Devices	9.8%
IT Services	8.3%
Electrical Power Equipment	7.5%
Semiconductor Manufacturing	5.8%
Infrastructure Software	5.1%
Consumer Electronics	4.9%
Personal Care Products	4.4%
Application Software	3.3%
Communications Equipment	2.9%
Other Industries	28.6%
Other Assets (net of liabilities)	7.7%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
(a)(1)(i) The Trustees of Saturna Investment  Trust determined, at their quarterly meeting of November 30, 2014, that the Trust shall have at least one audit committee financial expert serving on its Audit & Compliance Committee.
(a)(2) Mr. Ron Fielding, independent Trustee (as defined for investment companies), presently serves as financial expert.
Item 4. Principal Accountant Fees and Services
(a) Audit Fees
For the fiscal years ending November 30, 2024, and 2023 the aggregate audit fees billed for professional services rendered by the principal accountant were $105,100 and $102,000, respectively.
(b) Audit-Related Fees
There were no fees billed by the principal accountant for assurance and related services that were not included under paragraph (a) for the fiscal years ending November 30, 2024, and 2023.
(c) Tax Fees
For the fiscal years ending November 30, 2024, and 2023, the aggregate tax fees billed for professional tax preparation services rendered by the principal accountant were $27,425 and $26,750 respectively.  Service includes preparation of the Funds’ federal and state income tax returns.
(d) All Other Fees
There were no other fees billed by the principal accountant for the fiscal years ending November 30, 2024, and 2023.
(e)(1) Audit Committee Pre-Approval Policies and Procedures
The following is an excerpt from the Saturna Investment Trust Audit & Compliance Committee Charter:
D.   Oversight of Independent Auditors
3.  Pre-approval of Audit and Non-Audit Services. Except as provided below, the Committee’s prior approval is necessary for the engagement of the independent auditors to provide any audit or non-audit services for the Trust and any non-audit services for any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Trust (Saturna and each such entity, an “Adviser Affiliate”) where the engagement relates directly to the operations or financial reporting of the Trust.  Non-audit services that qualify under the de minimis exception described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, that were not pre-approved by the Committee, must be approved by the Committee prior to the completion of the audit. Pre-approval by the Committee is not required for engagements entered into pursuant to (a) pre-approval policies and procedures established by the Committee, or (b) pre-approval granted by one or more members of the Committee to whom, or by a subcommittee to which, the Committee has delegated pre-approval authority, provided in either case, that the Committee is informed of each such service at its next regular meeting.
(e)(2) Percentages of Services
None of the services described in each of paragraphs (b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees
The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant are shown above in the response to Item 4(b), (c) and (d) above.

(1)  The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant’s investment adviser, Saturna Capital Corporation (“Saturna”), for the fiscal years ended November 30, 2024, and 2023 were:
	Fiscal Year Ended
	November 2024	November 2023
All other fees:	$27,425	$26,750

The fees listed above consist of fees paid by Saturna to the Registrant’s principal accountant for its review and report on Saturna’s internal transfer agency control procedures and Saturna’s custody control procedures.

(2)  The aggregate non-audit fees billed by the principal accountant for services rendered to entities controlling, controlled by, or under common control with Saturna, for the fiscal years ended November 30, 2024, and 2023 were:
Fiscal Year Ended
	November 2024	November 2023
All other fees:	None	None

(h) Registrant’s Audit Committee
The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to Saturna, and any entity controlling, controlled by or under common control with Saturna that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining the independence of the Registrant’s principal accountant.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Investments
(a) The Schedule of Investments is fully answered in Item 7.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Fund	Ticker	Class
Short-Term Bond	STBFX	
Bond Income	SBIFX	
Core	SCORX	
Global High Income	SGHIX	
Growth	SSGFX	Investor Shares
	SGZFX	Z Shares
International	SSIFX	Investor Shares
	SIFZX	Z Shares

SEXTANT MUTUAL FUNDS

Annual Financial Statements and Additional Information

November 30, 2024

Table of Contents:

Sextant Short-Term Bond Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Sextant Bond Income Fund 9
Schedule of Investments 9
Statement of Assets and Liabilities and Statement of Operations 11
Statements of Changes in Net Assets 12
Financial Highlights 13
Sextant Core Fund 14
Schedule of Investments 14
Statement of Assets and Liabilities and Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
Sextant Global High Income Fund 21
Schedule of Investments 21
Statement of Assets and Liabilities and Statement of Operations 23
Statements of Changes in Net Assets 24
Financial Highlights 25
Sextant Growth Fund 26
Schedule of Investments 26
Statement of Assets and Liabilities and Statement of Operations 28
Statements of Changes in Net Assets 29
Financial Highlights 30
Sextant International Fund 31
Schedule of Investments 31
Statement of Assets and Liabilities and Statement of Operations 33
Statements of Changes in Net Assets 34
Financial Highlights 35
Notes To Financial Statements 36
Note 1 - Organization 36
Note 3 - Transactions with Affiliated Persons 40
Note 4 - Distributions to Shareowners 41
Note 5 - Federal Income Taxes 41
Note 6 - Investments 42
Note 7 - Custodian 42
Note 8 - Subsequent Events 42

Table of Contents:

Report of Independent Registered Public Accounting Firm 43
Form N-CSR Items 8-11 44
Renewal of Investment Advisory Contract 45
Summary Information 48

Schedule of Investments
As of November 30, 2024
Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
4
November 30, 2024
N-CSR
Continued on next page.
Government Bonds - 45.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Farm Credit Bank 4.800% due 11/13/2029 $ 400,000 $ 400,252 3.2%
Federal Home Loan Bank 4.000% due 09/17/2029 250,000 246,302 1.9%
646,554 5.1%
Government
United States Treasury Bond 1.500% due 02/15/2025 600,000 596,332 4.7%
United States Treasury Bond 5.250% due 02/15/2029 300,000 314,250 2.5%
United States Treasury Bond 3.625% due 03/31/2028 300,000 295,394 2.4%
United States Treasury Bond 5.500% due 08/15/2028 300,000 315,141 2.5%
United States Treasury Bond 6.125% due 08/15/2029 950,000 1,032,012 8.2%
United States Treasury Note 2.875% due 04/30/2025 400,000 397,462 3.2%
United States Treasury Note 2.375% due 05/15/2027 650,000 623,340 5.0%
United States Treasury Note 2.250% due 08/15/2027 750,000 714,433 5.7%
United States Treasury Note 2.625% due 12/31/2025 750,000 736,553 5.9%
5,024,917 40.1%
Total Government Bonds (Cost $5,719,525) $5,671,471 45.2%
Corporate Bonds - 43.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 300,000 351,968 2.8%
Take-Two Interactive Software 3.700% due 04/14/2027 350,000 342,467 2.7%
Verizon Communication 4.016% due 12/03/2029 100,000 97,036 0.8%
791,471 6.3%
Consumer Discretionary
AutoZone 3.250% due 04/15/2025 300,000 298,201 2.4%
O'Reilly Automotive 3.600% due 09/01/2027 150,000 146,066 1.2%
VF 2.400% due 04/23/2025 67,000 66,175 0.5%
510,442 4.1%
Consumer Staples
Dollar General 4.150% due 11/01/2025 250,000 248,054 2.0%
Kroger 7.700% due 06/01/2029 100,000 111,331 0.9%
Procter & Gamble 2.800% due 03/25/2027 300,000 290,777 2.3%
650,162 5.2%
Financials
Bank of America 3.500% due 04/19/2026 400,000 394,075 3.1%
JPMorgan Chase 3.300% due 04/01/2026 350,000 344,428 2.8%
PayPal Holdings 2.650% due 10/01/2026 300,000 290,248 2.3%
Visa 3.150% due 12/14/2025 350,000 345,398 2.8%
1,374,149 11.0%
Health Care
Biogen 4.050% due 09/15/2025 100,000 99,421 0.8%
Johnson & Johnson 2.450% due 03/01/2026 50,000 48,839 0.4%
148,260 1.2%
Industrials
Ferguson Finance
1
4.250% due 04/20/2027 200,000 197,338 1.6%
Materials
DuPont De Nemours 4.493% due 11/15/2025 308,000 306,858 2.4%
Technology
Microsoft 3.300% due 02/06/2027 100,000 98,087 0.8%

Schedule of Investments
As of November 30, 2024
Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
5
Corporate Bonds - 43.7% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Technology (continued)
NXP BV/NXP Funding 5.350% due 03/01/2026 $ 100,000 $ 100,502 0.8%
Oracle 2.950% due 05/15/2025 325,000 322,216 2.5%
Qualcomm 3.250% due 05/20/2027 100,000 97,312 0.8%
618,117 4.9%
Utilities
Exelon Generation 3.250% due 06/01/2025 250,000 247,734 2.0%
Florida Power & Light 2.850% due 04/01/2025 420,000 417,628 3.3%
United Utilities 6.875% due 08/15/2028 200,000 213,823 1.7%
879,185 7.0%
Total Corporate Bonds (Cost $5,531,900) $5,475,982 43.7%
Total investments (Cost $11,251,425) $11,147,453 88.9%
Other assets (net of liabilities) 1,397,102 11.1%
Total net assets $12,544,555 100.0%
1
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At November 30, 2024, the aggregate value of these securities was $197,338 representing 1.6% of total net assets.

Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSR
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $11,251,425) $ 11,147,453
Cash 1,311,445
Interest receivable 97,491
Prepaid expenses 2,316
Receivable for Fund shares sold 525
Total assets 12,559,230
Liabilities
Accrued audit expenses 5,189
Accrued advisory fees 3,129
Accrued retirement plan custody fee 2,880
Payable for Fund shares redeemed 1,484
Accrued legal expenses 362
Accrued Chief Compliance Officer expenses 328
Accrued other operating expenses 248
Accrued printing fees 1,055
Total liabilities 14,675
Net assets $12,544,555
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $12,789,070
Total distributable earnings (244,515)
Net assets applicable to Fund shares outstanding $12,544,555
Fund shares outstanding 2,532,871
Net asset value, offering, and redemption price per
share $4.95
Year ended November 30, 2024
Investment income
Interest income $ 373,620
Total investment income 373,620
Expenses
Investment advisory fees 55,287
Filing and registration fees 18,167
Audit fees 6,392
Chief Compliance Officer expenses 3,638
Trustee fees 3,275
Retirement plan custodial fees 3,003
Legal fees 2,999
Custodian fees 449
Other operating expenses 2,010
Total gross expenses 95,220
Less adviser fees waived (28,426)
Less custodian fee credits (449)
Net expenses 66,345
Net investment income $307,275
Net decrease in unrealized depreciation on
investments 208,805
Net gain on investments 208,805
Net increase in net assets resulting from operations $516,080

Sextant Short-Term Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
7
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase (Decrease) in net assets from operations
From operations
Net investment income $307,275 $218,039
Net realized loss on investments – (48,629)
Net decrease in unrealized depreciation on investments 208,805 205,877
Net increase in net assets 516,080 375,287
Distributions to shareowners from
Net dividend and distribution to shareholders (307,217) (221,971)
Capital share transactions
Proceeds from the sale of shares 2,234,822 1,538,887
Value of shares issued in reinvestment of dividends and distributions 305,973 220,156
Cost of shares redeemed (1,038,586) (3,388,310)
Total capital shares transactions 1,502,209 (1,629,267)
Total increase (decrease) in net assets 1,711,072 (1,475,951)
Net assets
Beginning of year 10,833,483 12,309,434
End of year $12,544,555 $10,833,483
Shares of the Fund sold and redeemed
Sextant Short-Term Bond (STBFX)
Number of shares sold 452,695 319,707
Number of shares issued in reinvestment of dividends and distributions 62,250 45,613
Number of shares redeemed (211,925) (701,000)
Net increase (decrease) in number of shares outstanding 303,020 (335,680)
– –

Sextant Short-Term Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
8
November 30, 2024
N-CSR
tin
Sextant Short-Term Bond (STBFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $4.86 $4.80 $5.07 $5.17 $5.08
Income from investment operations
Net investment income 0.14 0.09 0.06 0.06 0.08
Net gains (losses) on securities (both realized and unrealized) 0.09 0.07 (0.27) (0.10) 0.09
Total from investment operations 0.23 0.16 (0.21) (0.04) 0.17
Less distributions
Dividends (from net investment income) (0.14) (0.10) (0.06) (0.06) (0.08)
Total distributions (0.14) (0.10) (0.06) (0.06) (0.08)
Net asset value at end of year $4.95 $4.86 $4.80 $5.07 $5.17
Total Return 4.71% 3.28% (4.15)% (0.88)% 3.46%
Ratios / supplemental data
Net assets ($000), end of year $12,545 $10,833 $12,309 $11,920 $11,426
Ratio of expenses to average net assets
Before custodian fee credits 0.86% 0.90% 0.88% 0.66% 0.90%
After advisory fees waiver 0.60% 0.60% 0.60% 0.59% 0.60%
After  custodian fee credits 0.60% 0.60% 0.60% 0.59% 0.60%
Ratio of net investment income after custodian fee credits  to average net assets 2.78% 1.95% 1.23% 1.07% 1.64%
Portfolio turnover rate 23% 24% 41% 29% 36%

Schedule of Investments
As of November 30, 2024
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
9
Continued on next page.
Corporate Bonds - 62.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 219,623 2.0%
Koninklijke KPN 8.375% due 10/01/2030 200,000 234,645 2.1%
454,268 4.1%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 325,151 2.9%
Lowe's 5.800% due 10/15/2036 250,000 264,132 2.4%
589,283 5.3%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 102,277 0.9%
Procter & Gamble 5.500% due 02/01/2034 200,000 212,299 1.9%
Unilever Capital 5.900% due 11/15/2032 200,000 216,857 2.0%
531,433 4.8%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 108,096 1.0%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 240,868 2.1%
Statoil 7.150% due 01/15/2029 224,000 243,929 2.2%
592,893 5.3%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 247,651 2.2%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 234,769 2.1%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 89,120 0.8%
State Street 6.552% due 06/15/2047 150,000 133,585 1.2%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 209,276 1.9%
914,401 8.2%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 249,384 2.2%
Johnson & Johnson 4.950% due 05/15/2033 226,000 235,592 2.1%
Johnson & Johnson 5.850% due 07/15/2038 50,000 55,029 0.5%
Medtronic 4.375% due 03/15/2035 260,000 250,597 2.3%
Merck 6.500% due 12/01/2033 215,000 244,162 2.2%
1,034,764 9.3%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 305,015 2.7%
Deere 8.100% due 05/15/2030 95,000 110,964 1.0%
United Technologies 6.050% due 06/01/2036 250,000 270,707 2.5%
686,686 6.2%
Materials
Praxair 3.550% due 11/07/2042 350,000 289,483 2.6%
Stora Enso OYJ
1
7.250% due 04/15/2036 200,000 217,527 2.0%
507,010 4.6%
Technology
Apple 4.500% due 02/23/2036 350,000 350,319 3.2%
Intel 4.000% due 12/15/2032 360,000 333,919 3.0%
Microsoft 5.300% due 02/08/2041 50,000 56,267 0.5%
Microsoft 4.200% due 11/03/2035 350,000 342,371 3.1%
1,082,876 9.8%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 172,216 1.5%
Florida Power & Light 5.950% due 10/01/2033 100,000 107,628 1.0%

Schedule of Investments
As of November 30, 2024
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
10
November 30, 2024
N-CSR
Corporate Bonds - 62.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 261,729 2.4%
541,573 4.9%
Total Corporate Bonds (Cost $7,641,228) $6,935,187 62.5%
Government Bonds - 25.5% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Financials
Federal Home Loan Bank 5.000% due 10/14/2044 250,000 250,642 2.2%
Government
United States Treasury Bond 5.250% due 02/15/2029 170,000 178,075 1.6%
United States Treasury Bond 5.375% due 02/15/2031 400,000 428,125 3.9%
United States Treasury Bond 6.250% due 05/15/2030 75,000 82,793 0.7%
United States Treasury Bond 4.250% due 05/15/2039 770,000 764,977 6.9%
United States Treasury Bond 6.125% due 08/15/2029 225,000 244,424 2.2%
United States Treasury Bond 3.125% due 11/15/2041 145,000 122,842 1.1%
United States Treasury Bond 3.375% due 11/15/2048 560,000 464,953 4.2%
United States Treasury Note 2.875% due 05/15/2052 400,000 300,359 2.7%
2,586,548 23.3%
Total Government Bonds (Cost $3,434,876) $2,837,190 25.5%
Municipals Bonds - 7.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
General Obligation
New York NY 5.846% due 06/01/2040 200,000 210,702 1.9%
Government Bonds
Maryland Community Development
Administration 5.991% due 09/01/2044 300,000 305,632 2.7%
Minnesota Housing Finance Agency 5.925% due 07/01/2049 300,000 306,386 2.8%
612,018 5.5%
Total Municipals Bonds (Cost $819,150) $822,720 7.4%
Mortgage Backed - 2.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
US Government Agency
Federal National Mortgage Association 4.500% due 11/01/2044 248,801 242,263 2.2%
Total Mortgage Backed (Cost $245,006) $242,263 2.2%
Total investments (Cost $12,140,260) $10,837,360 97.6%
Other assets (net of liabilities) 267,229 2.4%
Total net assets $11,104,589 100.0%
1
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At November 30, 2024, the aggregate value of these securities was $217,527 representing 2.0% of total net assets.
MTN: Medium Term Note

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
11
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $12,140,260) $ 10,837,360
Cash 461,109
Interest receivable 125,684
Prepaid expenses 1,288
Receivable for Fund shares sold 809
Total assets 11,426,250
Liabilities
Payable for securities purchased 305,100
Accrued audit expenses 4,366
Payable for Fund shares redeemed 2,923
Accrued advisory fees 2,832
Accrued retirement plan custody fee 2,478
Distributions payable 1,601
Accrued Chief Compliance Officer expenses 348
Accrued legal expenses 307
Accrued trustee expenses 295
Accrued other operating expenses 1,411
Total liabilities 321,661
Net assets $11,104,589
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $12,424,578
Total distributable earnings (1,319,989)
Net assets applicable to Fund shares outstanding $11,104,589
Fund shares outstanding 2,506,679
Net asset value, offering, and redemption price per
share $4.43
Year ended November 30, 2024
Investment income
Interest income $ 387,478
Total investment income 387,478
Expenses
Investment advisory fees 51,939
Filing and registration fees 17,447
Audit fees 5,645
Chief Compliance Officer expenses 3,337
Trustee fees 3,279
Legal fees 2,601
Retirement plan custodial fees 2,578
Custodian fees 419
Other operating expenses 1,404
Total gross expenses 88,649
Less adviser fees waived (20,708)
Less custodian fee credits (420)
Net expenses 67,521
Net investment income $319,957
Net realized loss from investments $(765)
Net de crease in unrealized depreciation on
investments 335,170
Net gain on investments 334,405
Net increase in net assets resulting from operations $654,362

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSR
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $319,957 $278,280
Net realized loss on investments (765) (400)
Net increase (decrease) in unrealized de preciation on investments 335,170 (162,297)
Net increase in net assets 654,362 115,583
Distributions to shareowners from
Net dividend and distribution to shareholders (319,948) (279,913)
Capital share transactions
Proceeds from the sale of shares 1,234,078 1,281,464
Value of shares issued in reinvestment of dividends and distributions 301,911 273,882
Cost of shares redeemed (839,611) (1,131,452)
Total capital shares transactions 696,378 423,894
Total increase in net assets 1,030,792 259,564
Net assets
Beginning of year 10,073,797 9,814,233
End of year $11,104,589 $10,073,797
Shares of the Fund sold and redeemed
Sextant Bond Income (SBIFX)
Number of shares sold 276,721 302,431
Number of shares issued in reinvestment of dividends and distributions 68,821 63,138
Number of shares redeemed (193,742) (258,610)
Net increase in number of shares outstanding 151,800 106,959
– –

Sextant Bond Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
13
tin
Sextant Bond Income (SBIFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $4.28 $4.37 $5.40 $5.65 $5.34
Income from investment operations
Net investment income 0.13 0.13 0.12 0.13 0.14
Net gains (losses) on securities (both realized and unrealized) 0.15 (0.09) (1.03) (0.25) 0.31
Total from investment operations 0.28 0.04 (0.91) (0.12) 0.45
Less distributions
Dividends (from net investment income) (0.13) (0.13) (0.12) (0.13) (0.14)
Total distributions (0.13) (0.13) (0.12) (0.13) (0.14)
Net asset value at end of year $4.43 $4.28 $4.37 $5.40 $5.65
Total Return 6.73% 0.86% (16.94)% (2.19)% 8.48%
Ratios / supplemental data
Net assets ($000), end of year $11,105 $10,074 $9,814 $12,533 $14,042
Ratio of expenses to average net assets
Before custodian fee credits 0.85% 0.96% 1.03% 0.58% 0.63%
After advisory fees waiver 0.65% 0.65% 0.65% 0.53% 0.48%
After  custodian fee credits 0.65% 0.65% 0.65% 0.53% 0.48%
Ratio of net investment income after custodian fee credits  to average net assets 3.08% 2.91% 2.58% 2.31% 2.50%
Portfolio turnover rate 4% 0% 0% 3% 13%

Schedule of Investments
As of November 30, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
14
November 30, 2024
N-CSR
Continued on next page.
Common Stock - 61.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 2,650 $ 175,570 $ 447,717 United States 1.7%
Meta Platforms Inc, Class A 325 174,623 186,654 United States 0.7%
350,193 634,371 2.4%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 55 135,065 119,982 France 0.4%
Automotive Retailers
AutoZone
2
60 158,534 190,173 United States 0.7%
O'Reilly Automotive
2
160 135,486 198,915 United States 0.8%
294,020 389,088 1.5%
Home Products Stores
Lowe's 1,100 75,376 299,673 United States 1.1%
Specialty Apparel Stores
Ross Stores 1,390 108,387 215,269 United States 0.8%
TJX Companies 2,700 139,837 339,363 United States 1.3%
248,224 554,632 2.1%
752,685 1,363,375 5.1%
Consumer Staples
Agricultural Producers
Darling Ingredients
2
1,250 70,975 50,663 United States 0.2%
Household Products
Procter & Gamble 1,450 138,928 259,927 United States 1.0%
Packaged Food
Danone ADR 25,000 305,091 343,000 France 1.3%
General Mills 3,800 246,333 251,788 United States 0.9%
Nestle ADR 1,000 73,990 86,780 Switzerland 0.3%
625,414 681,568 2.5%
Personal Care Products
Unilever ADR 3,000 187,193 179,520 United Kingdom 0.7%
1,022,510 1,171,678 4.4%
Energy
Exploration & Production
ConocoPhillips 800 31,822 86,672 United States 0.3%
Refining & Marketing
Phillips 66 1,100 73,403 147,378 United States 0.5%
Renewable Energy Equipment
Enphase Energy
2
4,000 421,035 285,400 United States 1.1%
526,260 519,450 1.9%
Financials
Consumer Finance
Visa 900 138,795 283,572 United States 1.0%
Diversified Banks
JPMorgan Chase & Co. 600 142,572 149,832 United States 0.6%
Institutional Brokerage
Virtu Financial 11,000 185,000 410,410 United States 1.5%
Other Financial Services
Mastercard, Class A 400 112,624 213,176 United States 0.8%

Schedule of Investments
As of November 30, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
15
Continued on next page.
Common Stock - 61.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Financials (continued)
P&C Insurance
Chubb 810 $ 102,989 $ 233,871 Switzerland 0.9%
681,980 1,290,861 4.8%
Health Care
Large Pharma
AstraZeneca ADR 5,250 343,085 355,005 United States 1.3%
GlaxoSmithKline ADR 6,750 242,626 230,377 United Kingdom 0.9%
Novo Nordisk ADR 4,000 139,787 427,200 Denmark 1.6%
725,498 1,012,582 3.8%
Managed Care
UnitedHealth Group 390 174,009 237,978 United States 0.9%
Medical Devices
Boston Scientific
2
2,500 167,240 226,650 United States 0.9%
Medical Equipment
GE Healthcare Technologies 1,400 112,985 116,508 United States 0.4%
1,179,732 1,593,718 6.0%
Industrials
Building Construction
EMCOR Group Inc. 700 255,510 357,084 United States 1.3%
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 3,800 159,032 318,668 United States 1.2%
NIBE Industrier AB, Class B 30,000 193,873 127,044 Sweden 0.5%
Trane 400 131,521 166,488 Ireland 0.6%
484,426 612,200 2.3%
Electrical Components
Prysmian S.P.A 1,750 112,610 115,373 Italy 0.4%
Electrical Power Equipment
Eaton 2,000 298,440 750,840 Ireland 2.8%
Fuji Electric Co., Ltd. 4,000 204,741 225,167 Japan 0.8%
503,181 976,007 3.6%
Flow Control Equipment
Parker Hannifin 500 60,804 351,450 United States 1.3%
Industrial Wholesale & Rental
Fastenal 1,745 40,514 145,812 United States 0.6%
Rail Freight
Canadian Pacific Kansas City 2,568 182,009 196,683 Canada 0.7%
Waste Management
Republic Services 950 116,161 207,385 United States 0.8%
1,755,215 2,961,994 11.0%
Materials
Agricultural Chemicals
Corteva 5,500 291,392 342,320 United States 1.3%
Basic & Diversified Chemicals
Linde 560 75,239 258,154 United Kingdom 1.0%
Iron
BHP Biliton ADR 2,750 159,117 144,788 Australia 0.5%

Schedule of Investments
As of November 30, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
16
November 30, 2024
N-CSR
Continued on next page.
Common Stock - 61.7% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Precious Metals
Agnico-Eagle Mines 6,150 $ 299,837 $ 519,183 Canada 1.9%
825,585 1,264,445 4.7%
Technology
Application Software
Adobe
2
110 52,960 56,752 United States 0.2%
SAP ADR 2,100 321,112 498,960 Germany 1.9%
374,072 555,712 2.1%
Communications Equipment
Apple 2,250 123,699 533,992 United States 2.0%
Motorola Solutions 1,025 264,513 512,193 United States 1.9%
388,212 1,046,185 3.9%
Infrastructure Software
Microsoft 1,350 313,140 571,671 United States 2.1%
Oracle 3,100 124,402 573,004 United States 2.2%
437,542 1,144,675 4.3%
IT Services
Wolters Kluwer NV 2,000 277,883 333,676 Netherlands 1.2%
Semiconductor Devices
Broadcom 2,400 296,613 388,992 United States 1.5%
Infineon Technologies ADR 775 14,098 25,187 Germany 0.1%
Micron Technology 1,550 59,028 151,822 United States 0.6%
Nvidia 3,250 281,928 449,313 United States 1.7%
NXP Semiconductors 775 67,275 177,762 Netherlands 0.6%
718,942 1,193,076 4.5%
Semiconductor Manufacturing
ASML Holding NY 85 61,423 58,362 Netherlands 0.2%
Taiwan Semiconductor ADR 2,300 318,550 424,718 Taiwan 1.6%
379,973 483,080 1.8%
2,576,624 4,756,404 17.8%
Utilities
Integrated Electric Utilities
Dominion Energy 8,500 406,683 499,375 United States 1.9%
NextEra Energy 5,925 185,168 466,120 United States 1.7%
591,851 965,495 3.6%
Total Common Stock
$10,262,635
$16,521,791 61.7%
Corporate Bonds - 16.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 163,663 United States 0.6%
Comcast 5.650% due 06/15/2035 500,000 524,578 United States 2.0%
Expedia Group 5.000% due 02/15/2026 250,000 250,346 United States 0.9%
938,587 3.5%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 205,695 United States 0.8%
Stanford University 4.013% due 05/01/2042 100,000 89,811 United States 0.3%
295,506 1.1%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 225,766 United States 0.8%

Schedule of Investments
As of November 30, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
17
Corporate Bonds - 16.2% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Charles Schwab 3.000% due 03/10/2025 $ 300,000 $ 298,560 United States 1.1%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 166,353 United States 0.6%
CSX Corp 4.650% due 03/01/2068 300,000 260,457 United States 1.0%
FedEx 3.900% due 02/01/2035 250,000 226,724 United States 0.9%
Legrand France Yankee 8.500% due 02/15/2025 170,000 170,944 France 0.6%
Union Pacific 3.375% due 02/01/2035 250,000 222,160 United States 0.8%
1,046,638 3.9%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 345,352 United States 1.3%
Technology
Oracle 2.950% due 04/01/2030 500,000 456,897 United States 1.7%
Qualcomm 3.250% due 05/20/2027 220,000 214,087 United States 0.8%
670,984 2.5%
Utilities
Pacificorp 6.000% due 01/15/2039 500,000 529,221 United States 2.0%
Total Corporate Bonds (Cost $4,649,600) $4,350,614 16.2%
Government Bonds - 2.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
United States Treasury Bond 4.500% due 02/15/2036 137,000 141,736 United States 0.5%
United States Treasury Bond 3.625% due 02/15/2044 155,000 137,387 United States 0.5%
United States Treasury Note 1.125% due 01/15/2025 400,000 398,341 United States 1.5%
Total Government Bonds (Cost $726,010) $677,464 2.5%
Municipals Bonds - 0.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 105,345 United States 0.4%
Total Municipals Bonds (Cost $116,513) $105,345 0.4%
Total investments (Cost $15,754,758) $21,655,214 80.8%
Other assets (net of liabilities) 5,138,918 19.2%
Total net assets $26,794,132 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt
Yankee: Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSR
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $15,754,758) $ 21,655,214
Cash 5,032,378
Interest receivable 82,975
Dividends receivable 30,600
Receivable for Fund shares sold 12,190
Prepaid expenses 5,138
Total assets 26,818,495
Liabilities
Accrued advisory fees 10,826
Accrued audit expenses 7,663
Accrued retirement plan custody fee 4,014
Accrued Chief Compliance Officer expenses 616
Accrued legal expenses 260
Accrued other operating expenses 984
Total liabilities 24,363
Net assets $26,794,132
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $20,198,920
Total distributable earnings 6,595,212
Net assets applicable to Fund shares outstanding $26,794,132
Fund shares outstanding 1,531,314
Net asset value, offering, and redemption price per
share $17.50
Year ended November 30, 2024
Investment income
Interest income $ 441,696
Dividend Income (Net of foreign tax of $10,078) 221,743
Total investment income 663,439
Expenses
Investment advisory fees 124,345
Filing and registration fees 17,369
Audit fees 12,797
Chief Compliance Officer expenses 7,354
Trustee fees 6,765
Legal fees 5,522
Retirement plan custodial fees 4,108
ReFlow fees 2,455
Custodian fees 1,105
Other operating expenses 3,543
Total gross expenses 185,363
Less custodian fee credits (1,105)
Net expenses 184,258
Net investment income $479,181
Net realized gain from investments and foreign
currency $1,068,421
A
Net Increase in unrealized appreciation on investments
and foreign currency 2,278,060
Net gain on investments 3,346,481
Net increase in net assets resulting from operations $3,825,662
A
Includes $824,642 in net realized gains from redemptions in-kind

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
19
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $479,181 $343,070
Net realized gain on investments and foreign currency 1,068,421 722,143
Net increase (decrease) in unrealized appreciation on investments and foreign currency 2,278,060 (258,801)
Net increase in net assets 3,825,662 806,412
Distributions to shareowners from
Net dividend and distribution to shareholders (351,859) (282,074)
Capital share transactions
Proceeds from the sale of shares 6,679,609 5,941,201
Value of shares issued in reinvestment of dividends and distributions 351,248 281,446
Cost of shares redeemed (4,905,264) (4,834,213)
Total capital shares transactions 2,125,593 1,388,434
Total increase in net assets 5,599,396 1,912,772
Net assets
Beginning of year 21,194,736 19,281,964
End of year $26,794,132 $21,194,736
Shares of the Fund sold and redeemed
Sextant Core (SCORX)
Number of shares sold 410,667 400,225
Number of shares issued in reinvestment of dividends and distributions 22,749 19,424
Number of shares redeemed (295,026) (323,202)
Net increase in number of shares outstanding 138,390 96,447
– –

Sextant Core Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
20
November 30, 2024
N-CSR
tin
Sextant Core (SCORX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $15.22 $14.87 $16.20 $14.81 $14.31
Income from investment operations
Net investment income 0.32 0.26 0.21 0.24 0.19
Net gains (losses) on securities (both realized and unrealized) 2.21 0.30 (1.03) 1.36 1.13
Total from investment operations 2.53 0.56 (0.82) 1.60 1.32
Less distributions
Dividends (from net investment income) (0.25) (0.19) (0.25) (0.21) (0.20)
Distributions (from capital gains) – (0.02) (0.26) – (0.62)
Total distributions (0.25) (0.21) (0.51) (0.21) (0.82)
Net asset value at end of year $17.50 $15.22 $14.87 $16.20 $14.81
Total Return 16.84% 3.88% (5.32)% 10.95% 9.72%
Ratios / supplemental data
Net assets ($000), end of year $26,794 $21,195 $19,282 $18,932 $18,962
Ratio of expenses to average net assets
Before custodian fee credits 0.74% 0.86% 0.90% 0.57% 0.88%
After  custodian fee credits 0.74% 0.85% 0.90% 0.56% 0.88%
Ratio of net investment income after custodian fee credits  to average net assets 1.93% 1.72% 1.44% 1.52% 1.40%
Portfolio turnover rate 17% 13% 10% 14% 19%

Schedule of Investments
As of November 30, 2024
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
21
Continued on next page.
Common Stock - 50.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 270,393 $ 213,200 France 2.2%
SK Telecom ADR 11,000 265,273 266,420 South Korea 2.8%
Telenor ASA 20,000 265,603 235,518 Norway 2.5%
Verizon Communications 6,000 294,820 266,040 United States 2.8%
1,096,089 981,178 10.3%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 274,363 128,520 Germany 1.3%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 174,552 136,340 Australia 1.4%
Integrated Oils
Shell ADR 3,800 241,426 246,012 Netherlands 2.6%
415,978 382,352 4.0%
Financials
Banks
ANZ Group Holdings ADR 15,000 244,950 307,650 Australia 3.2%
Skandinaviska Enskilda Banken, Cl A 25,000 233,632 346,232 Sweden 3.6%
478,582 653,882 6.8%
Institutional Brokerage
Virtu Financial 7,500 119,775 279,825 United States 3.0%
598,357 933,707 9.8%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 267,211 221,845 United Kingdom 2.3%
Novartis ADR 2,500 134,038 264,425 Switzerland 2.8%
Sandoz Group AG-ADR 500 7,234 22,797 Switzerland 0.2%
408,483 509,067 5.3%
Materials
Base Metals
Norsk Hydro ASA 35,000 314,618 217,214 Norway 2.3%
South32 ADR 19,000 134,773 230,090 Australia 2.4%
Southern Copper 5,111 335,962 512,889 Peru 5.3%
785,353 960,193 10.0%
Iron
BHP Biliton ADR 5,500 186,488 289,575 Australia 3.1%
971,841 1,249,768 13.1%
Technology
Communications Equipment
Cisco Systems 5,000 179,892 296,050 United States 3.1%
Consumer Electronics
Nintendo 5,000 223,480 292,337 Japan 3.1%
403,372 588,387 6.2%
Total Common Stock
$4,168,483
$4,772,979 50.0%
Corporate Bonds - 26.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 250,000 230,709 United States 2.4%

Schedule of Investments
As of November 30, 2024
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
22
November 30, 2024
N-CSR
Corporate Bonds - 26.9% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Netflix 4.375% due 11/15/2026 $ 250,000 $ 249,660 United States 2.6%
480,369 5.0%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 226,305 United States 2.4%
MDC Holdings 3.850% due 01/15/2030 200,000 190,387 United States 2.0%
YUM! Brands 3.625% due 03/15/2031 295,000 267,073 United States 2.8%
683,765 7.2%
Consumer Staples
Grupo Bimbo
2
4.875% due 06/27/2044 200,000 180,923 Mexico 1.9%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 50,305 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 78,780 Brazil 0.8%
129,085 1.3%
Financials
Lincoln National 6.919% due 04/20/2067 250,000 200,573 United States 2.1%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 196,784 United States 2.1%
CSX Corp 4.650% due 03/01/2068 250,000 217,047 United States 2.3%
Delta Air Lines 3.750% due 10/28/2029 250,000 233,101 United States 2.4%
Norfolk Southern 5.100% due 08/01/2118 275,000 248,901 United States 2.6%
895,833 9.4%
Total Corporate Bonds (Cost $2,847,245) $2,570,548 26.9%
Government Bonds - 3.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Colombia Republic 8.375% due 02/15/2027 125,000 129,813 Colombia 1.4%
Republic of Argentina 1.000% due 07/09/2029 9,276 7,179 Argentina 0.1%
Republic of Argentina 1.500% due 07/09/2046 242,500 153,447 Argentina 1.6%
Total Government Bonds (Cost $360,466) $290,439 3.1%
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 49,998 United States 0.5%
Total Municipals Bonds (Cost $50,000) $49,998 0.5%
Total investments (Cost $7,426,194) $7,683,964 80.5%
Other assets (net of liabilities) 1,859,568 19.5%
Total net assets $9,543,532 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2024, the aggregate value of these securities was $180,923 representing 1.9% of total net assets.
ADR: American Depositary Receipt

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
23
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $7,426,194) $ 7,683,964
Cash 1,798,057
Interest receivable 48,692
Dividends receivable 26,623
Prepaid expenses 1,629
Receivable for Fund shares sold 1,320
Total assets 9,560,285
Liabilities
Accrued audit expenses 5,383
Payable for Fund shares redeemed 4,097
Accrued advisory fees 3,538
Accrued retirement plan custody fee 1,857
Accrued legal expenses 340
Accrued Chief Compliance Officer expenses 338
Accrued trustee expenses 138
Accrued other operating expenses 1,062
Total liabilities 16,753
Net assets $9,543,532
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $9,022,840
Total distributable earnings 520,692
Net assets applicable to Fund shares outstanding $9,543,532
Fund shares outstanding 867,678
Net asset value, offering, and redemption price per
share $11.00
Year ended November 30, 2024
Investment income
Interest income $ 237,239
Dividend Income (Net of foreign tax of $20,524) 196,611
Total investment income 433,850
Expenses
Investment advisory fees 47,792
Filing and registration fees 20,580
Audit fees 5,797
Chief Compliance Officer expenses 3,256
Trustee fees 3,030
Legal fees 2,607
Retirement plan custodial fees 2,004
Custodian fees 677
Other operating expenses 2,015
Total gross expenses 87,758
Less adviser fees waived (15,456)
Less custodian fee credits (677)
Net expenses 71,625
Net investment income $362,225
Net realized loss from investments and foreign
currency $(83,829)
Net increase in unrealized appreciation on investments
and foreign currency 842,395
Net gain on investments 758,566
Net increase in net assets resulting from operations $1,120,791

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSR
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $362,225 $413,582
Net realized loss on investments and foreign currency (83,829) (11,956)
Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency 842,395 (13,885)
Net increase in net assets 1,120,791 387,741
Distributions to shareowners from
Net dividend and distribution to shareholders (401,403) (305,551)
Capital share transactions
Proceeds from the sale of shares 626,869 511,784
Value of shares issued in reinvestment of dividends and distributions 392,421 298,310
Cost of shares redeemed (1,633,902) (507,318)
Total capital shares transactions (614,612) 302,776
Total increase in net assets 104,776 384,966
Net assets
Beginning of year 9,438,756 9,053,790
End of year $9,543,532 $9,438,756
Shares of the Fund sold and redeemed
Sextant Global High Income Fund (SGHIX)
Number of shares sold 59,340 50,804
Number of shares issued in reinvestment of dividends and distributions 38,472 30,440
Number of shares redeemed (155,609) (50,276)
Net increase (decrease) in number of shares outstanding (57,797) 30,968
– –

Sextant Global High Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
25
tin
Sextant Global High Income Fund (SGHIX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $10.20 $10.12 $10.77 $10.15 $11.42
Income from investment operations
Net investment income 0.40 0.45 0.40 0.33 0.31
Net gains (losses) on securities (both realized and unrealized) 0.83 (0.03) (0.83) 0.65 (0.66)
Total from investment operations 1.23 0.42 (0.43) 0.98 (0.35)
Less distributions
Dividends (from net investment income) (0.43) (0.34) (0.22) (0.36) (0.40)
Distributions (from capital gains) – – – – (0.52)
Total distributions (0.43) (0.34) (0.22) (0.36) (0.92)
Net asset value at end of year $11.00 $10.20 $10.12 $10.77 $10.15
Total Return 12.42% 4.31% (4.16)% 9.87% (3.51)%
Ratios / supplemental data
Net assets ($000), end of year $9,544 $9,439 $9,054 $9,150 $8,615
Ratio of expenses to average net assets
Before custodian fee credits 0.92% 0.96% 0.98% 0.78% 0.70%
After advisory fees waiver 0.76% 0.75% 0.75% 0.70% 0.56%
After  custodian fee credits 0.75% 0.74% 0.74% 0.69% 0.55%
Ratio of net investment income after custodian fee credits  to average net assets 3.79% 4.45% 3.87% 3.11% 3.12%
Portfolio turnover rate 0% 8% 20% 27% 27%

Schedule of Investments
As of November 30, 2024
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
26
November 30, 2024
N-CSR
Continued on next page.
Common Stock - 97 .4 % Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 31,680 $ 898,428 $ 5,352,336 7.1%
Meta Platforms Inc, Class A 2,800 1,335,391 1,608,096 2.1%
2,233,819 6,960,432 9.2%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
1,300 1,094,232 1,616,186 2.2%
Home Products Stores
Lowe's 5,600 198,283 1,525,608 2.0%
Online Marketplace
Amazon.com
1
26,980 162,991 5,608,872 7.4%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 965,595 961,980 1.3%
TJX Companies 19,000 824,767 2,388,110 3.1%
1,790,362 3,350,090 4.4%
3,245,868 12,100,756 16.0%
Consumer Staples
Mass Merchants
Costco Wholesale 3,509 410,438 3,410,327 4.5%
Non-Alcoholic Beverages
Monster Beverage
1
32,200 1,489,661 1,775,186 2.3%
1,900,099 5,185,513 6.8%
Financials
Other Financial Services
Mastercard, Class A 5,096 463,823 2,715,862 3.6%
Health Care
Medical Devices
Boston Scientific
1
22,000 981,996 1,994,520 2.6%
Edwards Lifesciences
1
10,500 346,070 749,175 1.0%
Stryker 3,000 374,100 1,176,450 1.6%
1,702,166 3,920,145 5.2%
Specialty & Generic Pharma
Zoetis 6,000 998,110 1,051,500 1.4%
2,700,276 4,971,645 6.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 22,500 1,043,161 1,886,850 2.5%
Industrial Wholesale & Rental
Ferguson Enterprises 6,250 1,141,985 1,349,563 1.8%
Infrastructure Construction
Quanta Services 5,000 1,347,130 1,722,600 2.2%
3,532,276 4,959,013 6.5%
Materials
Agricultural Chemicals
Corteva 16,900 735,537 1,051,856 1.4%

Schedule of Investments
As of November 30, 2024
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
27
Common Stock - 97.4% Number of Shares Cost Market Value
Percentage of
Net Assets
Technology
Application Software
Adobe
1
4,450 $ 23,404 $ 2,295,888 3.0%
Communications Equipment
Apple 27,350 8,060 6,490,976 8.6%
Motorola Solutions 6,000 1,346,591 2,998,200 3.9%
1,354,651 9,489,176 12.5%
Infrastructure Software
Microsoft 18,170 838,685 7,694,268 10.2%
Oracle 17,500 901,024 3,234,700 4.3%
ServiceNow
1
1,900 1,225,009 1,993,936 2.6%
2,964,718 12,922,904 17.1%
Semiconductor Devices
Advanced Micro Devices
1
9,500 758,357 1,303,163 1.7%
Broadcom 12,750 1,200,407 2,066,520 2.7%
Monolithic Power Systems 1,100 521,986 624,404 0.8%
Nvidia 35,000 493,219 4,838,750 6.4%
Qualcomm 7,900 1,066,689 1,252,387 1.7%
Texas Instruments 5,100 648,430 1,025,253 1.4%
4,689,088 11,110,477 14.7%
9,031,861 35,818,445 47.3%
Total investments $23,843,559 $ 73,763,522 97.4%
Other assets (net of liabilities) 1,933,804 2.6%
Total net assets $ 75,697,326 100.0%
1
Non-income producing

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSR
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $23,843,559) $ 73,763,522
Cash 1,960,107
Dividends receivable 24,798
Receivable for Fund shares sold 15,262
Prepaid expenses 8,428
Interest receivable 5,239
Total assets 75,777,356
Liabilities
Accrued advisory fees 30,644
Accrued audit expenses 30,454
Accrued retirement plan custody fee 7,589
Accrued Chief Compliance Officer expenses 1,783
Accrued legal expenses 1,680
Accrued 12b-1 distribution fees 886
Accrued other operating expenses 905
Accrued printing fees 6,089
Total liabilities 80,030
Net assets $75,697,326
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $24,162,933
Total distributable earnings 51,534,393
Net assets applicable to Fund shares outstanding $75,697,326
Net asset value per Investor Shares SSGFX
Net assets, at value $4,374,490
Shares outstanding 77,045
Net asset value, offering and redemption price per
share $56.78
Net asset value per Z Shares SGZFX
Net assets, at value $71,322,836
Shares outstanding 1,252,553
Net asset value, offering and redemption price per
share $56.94
Year ended November 30, 2024
Investment income
Dividend Income $ 505,397
Interest income 19,395
Miscellaneous income 798
Total investment income 525,590
Expenses
Investment advisory fees 344,509
Audit fees 37,812
Filing and registration fees 30,109
Chief Compliance Officer expenses 21,078
Trustee fees 19,597
Legal fees 16,745
12b-1 distribution fees 10,521
Retirement plan custodial fees 7,885
1,025
Investor Shares –
1,050
Z Shares 7,885
ReFlow fees 6,560
Custodian fees 2,820
Other operating expenses 9,950
Total gross expenses 507,586
Less custodian fee credits (2,820)
Net expenses 504,766
Net investment income $20,824
Net realized gain from investments $4,521,347
A
Net Increase in unrealized appreciation on investments 13,547,532
Net gain on investments 18,068,879
Net increase in net assets resulting from operations $18,089,703
A
Includes $2,643,239 in net realized gains from redemptions in-kind

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
29
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income (loss) $20,824 $(2,487)
Net realized gain on investments 4,521,347 865,127
Net increase in unrealized appreciation on investments 13,547,532 7,620,469
Net increase in net assets 18,089,703 8,483,109
Distributions to shareowners from
1,025
Net dividend and distribution to shareholders - Investor Shares – (116,456)
1,050
Net dividend and distribution to shareholders - Z Shares (32,415) (1,184,886)
Total distributions (32,415) (1,301,342)
Capital share transactions
Proceeds from the sale of shares
1,025
Investor Shares 327,619 491,401
1,050
Z Shares 7,200,447 4,454,320
Value of shares issued in reinvestment of dividends and distributions
1,025
Investor Shares – 86,817
1,050
Z Shares 31,513 1,154,557
Cost of shares redeemed
1,025
Investor Shares (2,102,716) (1,032,724)
1,050
Z Shares (9,418,833) (5,613,472)
Total capital shares transactions (3,961,970) (459,101)
Total increase in net assets 14,095,318 6,722,666
Net assets
Beginning of year 61,602,008 54,879,342
End of year $75,697,326 $61,602,008
Shares of the Fund sold and redeemed
Investor Shares (SSGFX)
Number of shares sold 6,533 11,981
Number of shares issued in reinvestment of dividends and distributions – 2,413
Number of shares redeemed (45,655) (25,330)
Net decrease in number of shares outstanding (39,122) (10,936)
Z Shares (SGZFX)
Number of shares sold 144,526 111,231
Number of shares issued in reinvestment of dividends and distributions 695 32,134
Number of shares redeemed (188,002) (140,223)
Net increase (decrease) in number of shares outstanding (42,781) 3,142
– –

Sextant Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
30
November 30, 2024
N-CSR
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $43.60 $38.72 $51.39 $41.86 $33.25
Income from investment operations
Net investment income
A
(0.10) (0.09) (0.13) 0.09 (0.03)
Net gains (losses) on securities (both realized and unrealized) 13.28 5.89 (8.24) 9.70 9.58
Total from investment operations 13.18 5.80 (8.37) 9.79 9.55
Less distributions
Dividends (from net investment income) – – (0.05) (0.03) (0.01)
Distributions (from capital gains) – (0.92) (4.25) (0.23) (0.93)
Total distributions – (0.92) (4.30) (0.26) (0.94)
Net asset value at end of year $56.78 $43.60 $38.72 $51.39 $41.86
Total Return 30.23% 15.47% (17.88)% 23.48% 29.49%
Ratios / supplemental data
Net assets ($000), end of year $4,374 $5,065 $4,921 $6,411 $5,197
Ratio of expenses to average net assets
Before custodian fee credits 0.96% 1.04% 1.21% 0.74% 1.05%
After  custodian fee credits 0.96% 1.04% 1.20% 0.74% 1.05%
Ratio of net investment income after custodian fee credits  to average net assets (0.19)% (0.22)% (0.32)% 0.20% (0.08)%
Portfolio turnover rate 6% 10% 23% 18% 17%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $43.65 $38.66 $51.30 $41.78 $33.16
Income from investment operations
Net investment income
A
0.02 0.01 (0.03) 0.20 0.05
Net gains (losses) on securities (both realized and unrealized) 13.30 5.90 (8.22) 9.66 9.56
Total from investment operations 13.32 5.91 (8.25) 9.86 9.61
Less distributions
Dividends (from net investment income) (0.03) – (0.14) (0.11) (0.06)
Distributions (from capital gains) – (0.92) (4.25) (0.23) (0.93)
Total distributions (0.03) (0.92) (4.39) (0.34) (0.99)
Net asset value at end of year $56.94 $43.65 $38.66 $51.30 $41.78
Total Return 30.52% 15.79% (17.69)% 23.76% 29.79%
Ratios / supplemental data
Net assets ($000), end of year $71,323 $56,537 $49,958 $62,277 $53,776
Ratio of expenses to average net assets
Before custodian fee credits 0.72% 0.80% 0.97% 0.51% 0.82%
After  custodian fee credits 0.72% 0.80% 0.97% 0.50% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets 0.04% 0.02% (0.08)% 0.43% 0.14%
Portfolio turnover rate 6% 10% 23% 18% 17%
A
Calculated using average shares outstanding

Schedule of Investments
As of November 30, 2024
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
31
Continued on next page.
Common Stock - 97.9% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 600 $ 569,152 $ 1,308,896 France 1.8%
Online Marketplace
MercadoLibre
2
2,770 229,727 5,498,921 Argentina 7.7%
798,879 6,807,817 9.5%
Consumer Staples
Packaged Food
Danone 15,000 948,276 1,025,463 France 1.4%
Health Care
Health Care Supplies
Alcon 20,800 1,171,874 1,848,080 Switzerland 2.5%
Large Pharma
AstraZeneca ADR 11,500 742,970 777,630 United States 1.1%
Novo Nordisk ADR 49,975 306,246 5,337,330 Denmark 7.4%
Sandoz Group AG 22,000 909,244 1,005,350 Switzerland 1.4%
1,958,460 7,120,310 9.9%
Medical Equipment
Siemens Healthineers AG 38,250 2,175,905 2,075,738 Germany 2.9%
5,306,239 11,044,128 15.3%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB 51,400 1,222,737 1,575,600 Sweden 2.2%
Johnson Controls International 26,450 1,740,360 2,218,097 United States 3.0%
2,963,097 3,793,697 5.2%
Electrical Components
Prysmian S.P.A. 14,100 909,066 929,578 Italy 1.3%
Electrical Power Equipment
Eaton 5,275 887,004 1,980,340 Ireland 2.8%
Fuji Electric Co., Ltd. 39,900 2,175,996 2,246,033 Japan 3.1%
Schneider Electric SE 8,200 1,559,393 2,111,395 France 2.9%
4,622,393 6,337,768 8.8%
Industrial Automation Controls
ABB Ltd. 26,000 1,339,713 1,484,235 Switzerland 2.1%
Industrial Wholesale & Rental
Ferguson Enterprises Inc. 14,560 2,584,771 3,143,941 United States 4.3%
12,419,040 15,689,219 21.7%
Materials
Basic & Diversified Chemicals
Linde 5,025 1,292,608 2,316,475 United Kingdom 3.2%
Iron
Rio Tinto ADR 32,800 1,773,219 2,061,152 United Kingdom 2.8%
3,065,827 4,377,627 6.0%
Technology
Application Software
Dassault Systemes ADR 88,115 998,519 3,038,205 France 4.2%
NICE Systems ADR 17,350 936,821 3,165,334 Israel 4.4%
OpenText 23,400 896,365 712,062 Canada 1.0%

Schedule of Investments
As of November 30, 2024
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
32
November 30, 2024
N-CSR
Common Stock - 97.9% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Technology (continued)
Application Software (continued)
SAP ADR 14,500 $ 2,088,317 $ 3,445,200 Germany 4.8%
4,920,022 10,360,801 14.4%
Consumer Electronics
Nintendo 17,000 724,213 993,945 Japan 1.4%
IT Services
Accenture, Class A 2,240 413,974 811,709 Ireland 1.1%
Experian 33,000 1,053,313 1,575,790 Ireland 2.2%
Wolters Kluwer 31,139 607,304 5,194,132 Netherlands 7.2%
2,074,591 7,581,631 10.5%
Semiconductor Devices
Broadcom 20,950 3,333,434 3,395,576 United States 4.7%
Semiconductor Manufacturing
ASML Holding NY 5,245 182,923 3,601,270 Netherlands 5.0%
Taiwan Semiconductor ADR 23,320 2,419,020 4,306,271 Taiwan 5.9%
2,601,943 7,907,541 10.9%
13,654,203 30,239,494 41.9%
Utilities
Power Generation
Iberdrola 107,385 1,104,303 1,530,472 Spain 2.1%
Total investments $37,296,767 $70,714,220 97.9%
Other assets (net of liabilities) 1,506,180 2.1%
Total net assets $72,220,400 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Sextant International Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
33
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $37,296,767) $ 70,714,220
Cash 1,457,799
Dividends receivable 116,041
Prepaid expenses 8,583
Interest receivable 7,994
Receivable for Fund shares sold 3,702
Total assets 72,308,339
Liabilities
Accrued advisory fees 29,613
Accrued audit expenses 22,472
Payable for Fund shares redeemed 13,288
Accrued 12b-1 distribution fees 8,685
Accrued retirement plan custody fee 5,293
Accrued Chief Compliance Officer expenses 1,815
Accrued legal expenses 1,714
Accrued other operating expenses 5,059
Total liabilities 87,939
Net assets $72,220,400
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $38,407,647
Total distributable earnings 33,812,753
Net assets applicable to Fund shares outstanding $72,220,400
Net asset value per Investor Shares SSIFX
Net assets, at value $42,365,884
Shares outstanding 1,854,936
Net asset value, offering and redemption price per
share $22.84
Net asset value per Z Shares SIFZX
Net assets, at value $29,854,516
Shares outstanding 1,300,380
Net asset value, offering and redemption price per
share $22.96
Year ended November 30, 2024
Investment income
Dividend Income (Net of foreign tax of $98,553) $ 974,127
Interest income 22,012
Total investment income 996,139
Expenses
Investment advisory fees 370,093
12b-1 distribution fees 108,717
Audit fees 40,000
Filing and registration fees 30,308
Chief Compliance Officer expenses 22,251
Trustee fees 20,897
Legal fees 17,730
Custodian fees 7,765
ReFlow fees 7,063
Retirement plan custodial fees 5,512
1,125
Investor Shares 209
1,150
Z Shares 5,303
Other operating expenses 12,455
Total gross expenses 642,791
Less custodian fee credits (7,765)
Net expenses 635,026
Net investment income $361,113
Net realized gain from investments and foreign
currency $3,213,628
A
Net Increase in unrealized appreciation on investments
and foreign currency 2,865,854
Net gain on investments 6,079,482
Net increase in net assets resulting from operations $6,440,595
A
Includes $2,540,500 in net realized gains from redemptions in-kind

Sextant International Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2024
N-CSR
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $361,113 $318,734
Net realized gain on investments and foreign currency 3,213,628 693,030
Net increase in unrealized appreciation on investments and foreign currency 2,865,854 7,566,421
Net increase in net assets 6,440,595 8,578,185
Distributions to shareowners from
1,125
Net dividend and distribution to shareholders - Investor Shares (132,998) –
1,150
Net dividend and distribution to shareholders - Z Shares (155,645) –
Total distributions (288,643) –
Capital share transactions
Proceeds from the sale of shares
1,125
Investor Shares 8,686,947 3,809,054
1,150
Z Shares 8,404,438 4,771,807
Value of shares issued in reinvestment of dividends and distributions
1,125
Investor Shares 130,108 –
1,150
Z Shares 148,724 –
Cost of shares redeemed
1,125
Investor Shares (7,139,784) (4,606,292)
1,150
Z Shares (8,460,512) (5,094,933)
Total capital shares transactions 1,769,921 (1,120,364)
Total increase in net assets 7,921,873 7,457,821
Net assets
Beginning of year 64,298,527 56,840,706
End of year $72,220,400 $64,298,527
Shares of the Fund sold and redeemed
Investor Shares (SSIFX)
Number of shares sold 380,727 196,993
Number of shares issued in reinvestment of dividends and distributions 5,990 –
Number of shares redeemed (311,169) (241,734)
Net increase (decrease) in number of shares outstanding 75,548 (44,741)
Z Shares (SIFZX)
Number of shares sold 363,964 248,209
Number of shares issued in reinvestment of dividends and distributions 6,825 –
Number of shares redeemed (365,110) (265,131)
Net increase (decrease) in number of shares outstanding 5,679 (16,922)
– –

Sextant International Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
35
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $20.87 $18.11 $23.49 $19.62 $18.50
Income from investment operations
Net investment income
A
0.09 0.08 0.09 0.10 0.12
Net gains (losses) on securities (both realized and unrealized) 1.96 2.68 (3.58) 3.85 1.66
Total from investment operations 2.05 2.76 (3.49) 3.95 1.78
Less distributions
Dividends (from net investment income) (0.08) – (0.13) (0.08) (0.11)
Distributions (from capital gains) – – (1.76) – (0.55)
Total distributions (0.08) – (1.89) (0.08) (0.66)
Net asset value at end of year $22.84 $20.87 $18.11 $23.49 $19.62
Total Return 9.82% 15.24% (16.31)% 20.16% 9.86%
Ratios / supplemental data
Net assets ($000), end of year $42,366 $37,141 $33,029 $46,560 $51,141
Ratio of expenses to average net assets
Before custodian fee credits 0.96% 1.06% 1.28% 0.93% 0.83%
After  custodian fee credits 0.95% 1.05% 1.27% 0.92% 0.82%
Ratio of net investment income after custodian fee credits  to average net assets 0.40% 0.43% 0.48% 0.46% 0.70%
Portfolio turnover rate 19% 16% 33% 22% 16%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $20.98 $18.15 $23.55 $19.67 $18.55
Income from investment operations
Net investment income
A
0.14 0.13 0.13 0.15 0.15
Net gains (losses) on securities (both realized and unrealized) 1.96 2.70 (3.59) 3.85 1.67
Total from investment operations 2.10 2.83 (3.46) 4.00 1.82
Less distributions
Dividends (from net investment income) (0.12) – (0.18) (0.12) (0.15)
Distributions (from capital gains) – – (1.76) – (0.55)
Total distributions (0.12) – (1.94) (0.12) (0.70)
Net asset value at end of year $22.96 $20.98 $18.15 $23.55 $19.67
Total Return 10.04% 15.59% (16.17)% 20.42% 10.09%
Ratios / supplemental data
Net assets ($000), end of year $29,855 $27,157 $23,812 $28,929 $26,921
Ratio of expenses to average net assets
Before custodian fee credits 0.73% 0.83% 1.04% 0.72% 0.63%
After  custodian fee credits 0.72% 0.82% 1.03% 0.71% 0.63%
Ratio of net investment income after custodian fee credits  to average net assets 0.62% 0.66% 0.72% 0.68% 0.87%
Portfolio turnover rate 19% 16% 33% 22% 16%
A
Calculated using average shares outstanding

Notes To Financial Statements

November 30, 2024
N-CSR
Note 1 - Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series: Sextant
Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core
Fund, Sextant Global High Income Fund, Sextant Growth Fund,
Sextant International Fund (each, a “Fund”, and collectively, the
“Funds”), Saturna Sustainable Equity Fund, and Saturna Sustainable
Bond Fund. Saturna Sustainable Equity Fund and Saturna
Sustainable Bond Fund are offered through separate prospectuses and have a separate shareholder report.
Sextant Growth Investor Shares (previously known as Idaho Limited
Maturity Tax-Exempt Fund until October 12, 1990, then Northwest
Growth Fund until September 28, 1995, when the investment
objective of only Northwest stocks was changed) commenced
operations as an equity fund on December 30, 1990. Sextant Growth
Fund Z Shares began operations June 2, 2017.
Sextant International Investor Shares began operations September
28, 1995 and Sextant International Fund Z Shares began operations on June 2, 2017. Sextant Short-Term Bond began operations
September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Sextant Core
Fund commenced operations March 30, 2007. Sextant Global High
Income Fund commenced operations March 30, 2012.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services - Investment Companies”.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Investment risks:
Growth , International, Core, Short-Term Bond, Bond Income, and
Global High Income Funds : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Growth and Core Funds : Smaller companies involve higher
investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
International , Core , Short-Term Bond , Bond Income , and Global
High Income Funds : Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core Fund : The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.
Short-Term Bond, Bond Income , Global High Income , and
Core Funds : Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Notes To Financial Statements
(continued)
November 30, 2024
N-CSR
37
Global High Income Fund : Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Note 2 - Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $5,475,982 $– $5,475,982
Government Bonds
1
$– $5,671,471 $– $5,671,471
Total Assets $– $11,147,453 $– $11,147,453
Bond Income Fund
Corporate Bonds
1
$– $6,935,187 $– $6,935,187
Government Bonds
1
$– $2,837,190 $– $2,837,190
Mortgage Backed
1
$– $242,263 $– $242,263
Municipals Bonds
1
$– $822,720 $– $822,720
Total Assets $– $10,837,360 $– $10,837,360
Core Fund
Note 1 - Organization
(continued)

Notes To Financial Statements
(continued)

November 30, 2024
N-CSR
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
Common Stock
Communications $634,371 $– $– $634,371
Consumer Discretionary $1,243,393 $119,982 $– $1,363,375
Consumer Staples $1,171,678 $– $– $1,171,678
Energy $519,450 $– $– $519,450
Financials $1,290,861 $– $– $1,290,861
Health Care $1,593,718 $– $– $1,593,718
Industrials $2,494,410 $467,584 $– $2,961,994
Materials $1,264,445 $– $– $1,264,445
Technology $4,756,404 $– $– $4,756,404
Utilities $965,495 $– $– $965,495
Total Common Stock $15,934,225 $587,566 $– $16,521,791
Corporate Bonds
1
$– $4,350,614 $– $4,350,614
Government Bonds
1
$– $677,464 $– $677,464
Municipals Bonds
1
$– $105,345 $– $105,345
Total Assets $15,934,225 $5,720,989 $– $21,655,214
Global High Income Fund
Common Stock
Communications $745,660 $235,518 $– $981,178
Consumer Discretionary $– $128,520 $– $128,520
Energy $382,352 $– $– $382,352
Financials $587,475 $346,232 $– $933,707
Health Care $509,067 $– $– $509,067
Materials $1,032,554 $217,214 $– $1,249,768
Technology $296,050 $292,337 $– $588,387
Total Common Stock $3,553,158 $1,219,821 $– $4,772,979
Corporate Bonds
1
$– $2,570,548 $– $2,570,548
Government Bonds
1
$– $290,439 $– $290,439
Municipals Bonds
1
$– $49,998 $– $49,998
Total Assets $3,553,158 $4,130,806 $– $7,683,964
Growth Fund
Common Stock
1
$73,763,522 $– $– $73,763,522
Total Assets $73,763,522 $– $– $73,763,522
International Fund
Common Stock
Consumer Discretionary $5,498,921 $1,308,896 $– $6,807,817
Consumer Staples $– $1,025,463 $– $1,025,463
Health Care $7,963,040 $3,081,088 $– $11,044,128
Industrials $7,342,378 $8,346,841 $– $15,689,219
Materials $4,377,627 $– $– $4,377,627
Technology $22,475,627 $7,763,867 $– $30,239,494
Utilities $– $1,530,472 $– $1,530,472
Total Common Stock $47,657,593 $23,056,627 $– $70,714,220
Total Assets $47,657,593 $23,056,627 $– $70,714,220
1
See the Schedule of Investments for additional details.
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2024
N-CSR
39
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the fiscal year ended November 30, 2024 , only the Growth, International, and Core Funds participated in ReFlow.
Fees associated with ReFlow are disclosed in the Statements of
Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2021 − 2023) or expected to be taken in the Funds’ 2024 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2024 , and have no effect on net assets or NAV per share.
These reclassifications were primarily due to redemptions in kind and operating losses. As of November 30, 2024, there were no reclassifications to the Bond Income Fund
Distributions to shareowners:
For the Sextant Short-Term Bond Fund and Sextant Bond Income
Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.
For the Sextant Core Fund , Sextant Global High Income Fund ,
Sextant Growth Fund , and Sextant International Fund , dividends to shareowners from net investment income, if any, are paid annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Short-Term Bond
Fund
Bond Income
Fund
Distributable earnings
$(58) $(9)
Paid-in Capital
$58 $9
Core Fund
Global High
Income Fund
Distributable earnings
$(824,642) $(514)
Paid-in Capital
$824,642 $514
Growth Fund International Fund
Distributable earnings
$(2,643,239) $(2,542,698)
Paid-in Capital
$2,643,239 $2,542,698
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2024
N-CSR
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risks
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilized LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 3 - Transactions with Affiliated Persons
Under contracts approved annually by the Trust’s Board of Trustees, including those Trustees who are not parties to the contract or
“interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”),
Saturna Capital Corporation (“Saturna Capital”) provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and
Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below.
The adviser has undertaken to limit expenses through March 31,
2024 of Sextant Short-Term Bond Fund to 0.60%, Sextant Bond
Income Fund to 0.65% and Sextant Global High Income to 0.75%.
For the year ended November 30, 2024 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the year ended November 30, 2024 , Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond
Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of 0.25% of the average net assets of the Funds.
On June 2, 2017, 12b-1 fees were terminated for all Funds except
Sextant Growth Investor Shares and Sextant International Investor
Shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended
November 30, 2024 , the Funds incurred the following retirement plan custodial fees to STC:
Advisory Fees
Advisory Fees
Waived
600
Short-Term Bond Fund $55,287
$(28,426)
650
Bond Income Fund $51,939
$(20,708)
700
Core Fund $124,345
n/a
750
Global High Income Fund $47,792
$(15,456)
800
Growth Fund $344,509
n/a
850
International Fund $370,093
n/a
Distribution (12b-1) fees
600
Short-Term Bond Fund n/a
650
Bond Income Fund n/a
700
Core Fund n/a
750
Global High Income Fund n/a
800
Growth Fund Z Shares ( SGZFX ) n/a
800
Growth Fund Investor Shares ( SSGFX ) $10,521
850
International Fund Z Shares ( SIFZX ) n/a
850
International Fund Investor Shares ( SSIFX ) $108,717
Retirement plan custodial fees
600
Short-Term Bond Fund (STBFX) $3,003
650
Bond Income Fund (SBIFX) $2,578
700
Core Fund (SCORX) $4,108
750
Global High Income Fund (SGHIX) $2,004
1,025
Growth Fund Investor Shares (SSGFX) n/a
1,050
Growth Fund Z Shares (SGZFX) $7,885
1,125
International Fund Investor Shares (SSIFX) $209
1,150
International Fund Z Shares (SIFZX) $5,303
Note 2 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2024
N-CSR
41
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad .
Ms. Carten is not compensated by the Trust. For the fiscal year ended
November 30, 2024 , the Saturna Investment Trust incurred $73,213 of total expenses for the independent Trustee’s compensation and
Trust board meetings. The Sextant Funds incurred $56,843 of these total expenses.
On November 30, 2024 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended November 30,
2024 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Note 4 - Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
November 30, 2024 , and the year ended November 30, 2023 , were as follows:
Note 5 - Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2024 , were as follows:
Trustees', officers', and affiliates' ownership
600
Short-Term Bond Fund (STBFX) 51.19%
650
Bond Income Fund (SBIFX) 36.75%
700
Core Fund (SCORX) 33.61%
750
Global High Income Fund (SGHIX) 62.00%
800
Growth Fund (SGZFX and SSGFX) 20.46%
850
International Fund (SIFZX and SSIFX) 30.69%
Chief Compliance Officer
600
Short-Term Bond Fund $3,638
650
Bond Income Fund $3,337
700
Core Fund $7,354
750
Global High Income Fund $3,256
800
Growth Fund $21,078
850
International Fund $22,251
Short-Term Bond Fund
November 30,
2024
November 30,
2023
Ordinary Income $307,217 $221,971
Bond Income Fund
November 30,
2024
November 30,
2023
Ordinary Income $319,948 $279,913
Core Fund
November 30,
2024
November 30,
2023
Ordinary Income $351,859 $250,849
Long-term capital gain
1
$– $31,225
Global High Income Fund
November 30,
2024
November 30,
2023
Ordinary Income $401,403 $305,551
Growth Fund
November 30,
2024
November 30,
2023
Ordinary Income $32,415 $–
Long-term capital gain
1
$– $1,301,342
International Fund
November 30,
2024
November 30,
2023
Ordinary Income $288,643 $–
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b )(3) of the Internal Revenue Code.
Short-Term Bond
Fund
Bond Income
Fund
Cost of investments $11,251,425 $12,140,260
Gross tax unrealized appreciation $23,098 $37,565
Gross tax unrealized depreciation $(127,070) $(1,340,465)
Net tax unrealized depreciation $(103,972) $(1,302,900)
Core Fund
Global High
Income Fund
Cost of investments $15,754,758 $7,426,194
Gross tax unrealized appreciation $6,595,012 $1,118,044
Gross tax unrealized depreciation $(694,556) $(860,274)
Net tax unrealized appreciation $5,900,456 $257,770
Growth Fund
International
Fund
Cost of investments $23,843,559 $37,296,767
Gross tax unrealized appreciation $50,042,576 $33,908,501
Gross tax unrealized depreciation $(122,613) $(491,048)
Net tax unrealized appreciation $49,919,963 $33,417,453
Note 3 - Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

November 30, 2024
N-CSR
As of November 30, 2024 , the components of distributable earnings on a tax basis were as follows:
Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended November 30, 2024 , the
Growth Fund deferred, on a tax basis, late year ordinary losses of
$11,591.
At November 30, 2024 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
For the year ended November 30, 2024, Core Fund utilized $8,009,
Global High Income utilized $87, Growth utilized $252,087, and
International utilized $544,256 of short-term capital loss carry forward.
Note 6 - Investments
Investment transactions other than short-term investments and redemptions in-kind for the fiscal year ended November 30, 2024 , were as follows:
Redemptions in-kind for the fiscal period ended November 30, 2024 , were as follows:
Note 7 - Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended November 30, 2024 , such reductions were as follows:
Note 8 - Subsequent Events
The Funds declared the payment of a distribution to be paid on
December 19, 2024, to all shareowners of record on December 18,
2024 as follows:
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.
Short-Term Bond Fund
Accumulated capital and other losses $(140,543)
Tax accumulated earnings $(140,543)
Unrealized Depreciation $(103,972)
Total accumulated earnings $(244,515)
Bond Income Fund
Accumulated capital and other losses $(17,089)
Tax accumulated earnings $(17,089)
Unrealized Depreciation $(1,302,900)
Total accumulated earnings $(1,319,989)
Core Fund
Undistributed ordinary income $459,121
Accumulated capital gains $235,659
Tax accumulated earnings $694,780
Unrealized Appreciation $5,900,456
Other unrealized accumulated losses $(24)
Total accumulated earnings $6,595,212
Global High Income Fund
Undistributed ordinary income $278,309
Accumulated capital and other losses $(15,396)
Tax accumulated earnings $262,913
Unrealized Appreciation $257,770
Other unrealized gains $9
Total accumulated earnings $520,692
Growth Fund
Accumulated capital gains $1,626,021
Tax accumulated earnings $1,626,021
Unrealized Appreciation $49,919,963
Other accumulated net income $(11,591)
Total accumulated earnings $51,534,393
International Fund
Undistributed ordinary income $247,377
Accumulated capital gains $2,668,778
Tax accumulated earnings $395,488
Unrealized Appreciation $33,417,453
Other unrealized accumulated losses $(188)
Total accumulated earnings $33,812,753
Short-Term Bond
Fund
Bond Income
Fund
Short term loss carryforward $47,267 $–
Long term loss carryforward $93,276 $17,089
Total Capital loss carryforward $140,543 $17,089
Global High
Income Fund
Short term loss carryforward $15,396
Total Capital loss carryforward $15,396
Purchases Sales
600
Short-Term Bond Fund $5,562,801 $2,310,000
650
Bond Income Fund $2,325,080 $375,000
700
Core Fund $4,944,478 $3,828,802
750
Global High Income Fund $– $652,402
800
Growth Fund $3,870,205 $5,680,017
850
International Fund $19,213,924 $13,555,239
Purchases Sales
700
Core Fund $– $1,235,895
800
Growth Fund $– $3,409,290
850
International Fund $– $3,506,570
Custodian Fee Credits
600
Short-Term Bond Fund $449
650
Bond Income Fund $420
700
Core Fund $1,105
750
Global High Income Fund $677
800
Growth Fund $2,820
850
International Fund $7,765
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
600
Core $0.3100 $–
$0.1510
650
Global High Income $0.3214 $–
$–
700
Growth (Investor Shares) $- $–
$1.2157
750
Growth (Z Shares) $- $–
$1.2157
800
International (Investor Shares) $- $–
$0.1180
850
International (Z Shares) $0.0200 $–
$0.1180
Note 5 - Federal Income Taxes
(continued)

Report of Independent Registered Public Accounting Firm
November 30, 2024
N-CSR
43
To the Board of Trustees of
Saturna Investment Trust
and the Shareholders of Sextant Mutual Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Sextant Short Term Bond Fund,
Sextant Bond Income Fund, Sextant Core Fund, Sextant Global High Income Fund, Sextant Growth Fund and
Sextant International Fund (the “Funds”), each a series of Saturna Investment Trust, including the schedules of investments, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
January 29, 2025
Tait, Weller & Baker LLP

Form N-CSR Items 8-11

November 30. 2024
N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

(unaudited)
Renewal of Investment Advisory Contract
November 30, 2024
N-CSR
45
During their meeting of September 17, 2024, the Trustees of Saturna
Investment Trust, including the Independent Trustees, discussed the renewal of the current Advisory Agreement with the Trust, on behalf of each of the Funds, and Saturna Capital, and the proposed amendment to the current Advisory Agreement (the “Amendment”)
to implement a single advisory and administrative fee rate based on a Fund’s average daily net assets and eliminate the current performance fee adjustment, whereby each Fund’s base advisory and administrative fee of 0.50% is adjusted 0.10% or 0.20% higher or lower, depending upon how much the Fund outperforms or
underperforms the average 12-month total return of the funds in its respective Morningstar, Inc. (“Morningstar”) category (“Performance
Fee Adjustment”). The Adviser cited the following reasons for its recommendation to approve the Amendment:
The Performance Fee Adjustment structure has failed to
increase investor demand and attract significant assets for the
Funds, making it more difficult for them to realize economies of scale. The Adviser also noted that the Performance Fee
Adjustment structure also is not in line with that of peer funds.
The methodology used to calculate the Performance Fee
Adjustment is complex, preventing the Funds from being more
competitive in the mutual fund marketplace because it is more difficult to educate investors and their financial intermediaries about investing in complex products. The Amendment
is intended to make the fee structure of each Fund less
complicated and more understandable to investors and their
investment advisers.
The performance-based fee structure creates uncertainty
for investors in reasonably predicting Fund expenses, due
to fluctuations in advisory and administrative fees and
total expense ratios that can result from fund performance
fluctuations.
Saturna Capital believes that the changes would increase
the competitiveness and marketability of the Funds and
thus create the potential to grow overall assets. If the Funds’
assets grow, Saturna Capital could receive more in advisory
and administrative fees, because the overall average daily net assets on which it will collect advisory and administrative fees will be greater. If Fund assets grow, shareowners may realize economies of scale due to a Fund’s fixed costs (other than
the advisory and administrative fee) being allocated across a larger asset base, which could lower average Fund expenses;
however, there is no guarantee that such economies will be
realized.
At the recommendation of Saturna Capital, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreement, and the proposed Amendment to the Agreement,
between the Adviser and the Trust, on behalf of each Fund. The
Board, including a majority of the Independent Trustees, also recommended approval of the Amendment by shareowners of each
Fund.
The Board and the Independent Trustees determined that the
information received and the basis for the renewal of the Advisory
Agreement also would support the Board’s approval of the
proposed Amendment; these considerations included materials
received by the Board in connection with the proposed change in fee structure as reflected in the proposed Amendment. In
considering the renewal of the Agreement and the approval of the Amendment, the Board, including the Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each
Fund, expenses and fees, the profitability of Saturna Capital, the potential for economies of scale that may be shared with each
Fund and its shareowners as each Fund’s assets grow, and any other benefits derived by Saturna Capital from its relationship with the
Funds.
With respect to the Amendment, the Trustees also considered
that the only changes that the Amendment makes to the current
Agreement are (i) the elimination of the Performance Fee
Adjustment and adoption of a more conventional single advisory and administrative fee rate based on each Fund’s average daily net assets, and (ii) updating the date of effectiveness. The Trustees further considered that, to the extent Saturna Capital receives more in advisory and administrative fees as a result of the Amendment,
Mr. Kaiser and Mrs. Carten would benefit as a result of their ownership interest in Saturna Capital.
The Trustees considered that the Funds will not bear the expenses related to the above-referenced changes, including the expenses relating to the Special Meeting and the preparation, printing and mailing of the proxy materials and all related solicitations.
In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the
Agreement and the Amendment, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his or her decision.
The Trustees considered Saturna Capital’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at Saturna Capital. The Trustees discussed Saturna Capital’s experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, accounting, marketing, and distribution — all in addition to investment management.
The Trustees took into consideration Saturna Capital’s continued
avoidance of significant operational and compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, compliance, and investor education materials, all designed to provide high quality investor services and meet investor needs. They recognized Saturna Capital’s efforts to recruit and retain qualified and experienced staff and improve the capital base on which Saturna Capital operates, which the Trustees believe is important to the long-term success of the
Funds. They considered Saturna Capital’s focus on investors and its efforts to avoid potential conflicts of interest.
The Trustees considered the investment performance of each
Fund over time, including each Fund’s average annual total returns relative to its benchmark for the one-, three-, five-, ten-, and fifteen-
year periods, as applicable, ended July 31, 2024. The Trustees also considered comparative information from Morningstar, which
provides independent analysis of mutual fund data and, among

Renewal of Investment Advisory Contract
(continued)
(unaudited)
46
November 30, 2024
N-CSR
other things, ranks mutual fund performance within categories comprised of similarly managed funds. The Trustees considered and discussed each Fund’s performance relative to the Fund’s
Morningstar category for the one-, three-, five-, ten-, and fifteen-
year periods, as applicable, ended July 31, 2024. The Trustees also considered each Fund’s Morningstar performance rankings (one through five stars) and noted the sustainability ratings assigned to some of the Funds by Morningstar. The Trustees noted that the short-term performance of the Sextant International Fund was in the first quartile for its Morningstar category for the one-
year period, medium-term performance was in the third and
first quartiles for the respective three- and five-year periods, and long-term performance was in the third and first quartiles for the respective ten- and fifteen-year periods. The Trustees noted that the short- term performance of the Sextant Growth Fund was in the first quartile for its Morningstar category for the one-year period, medium-term performance was in the second and first quartiles for the respective three- and five-year periods, and long-term performance was in the third and fourth quartiles for the respective ten- and fifteen-year periods. The Trustees noted that the short-
term performance of the Sextant Short-Term Bond Fund was in the first quartile for its Morningstar category for the one-year period, medium-term performance was in the third and fourth quartiles for the respective three- and five-year periods, and long-term performance was in the fourth quartile for the ten- and fifteen-
year periods. The Trustees noted that the short-term performance of the Sextant Bond Income Fund was in the first quartile for its
Morningstar category for the one-year period, medium-term
performance was in the second and fourth quartiles for the
respective three- and five-year periods, and long-term performance was in the fourth quartile for the ten- and fifteen-year periods. The
Trustees noted that the short-term performance of the Sextant Core
Fund was in the first quartile for its Morningstar category for the one-year period, medium-term performance was in the third and second quartiles for the respective three- and five-year periods, and long-term performance was in the fourth quartile for the ten-
and fifteen-year periods. The Trustees noted that the short-term performance of the Sextant Global High-Income Fund was in the
second quartile for its Morningstar category for the one-year period, and medium- and longer-term performance was in the fourth
quartile for the three-, five-, and ten-year periods.
The Trustees also considered each Fund’s Morningstar performance ranking (one through five stars), noting that the overall Morningstar rating for the Sextant International Fund was four stars, Sextant
Growth and Sextant Core Funds were both rated three stars, and
Sextant Short- Term Bond, Sextant Bond Income, and Sextant Global
High Income were each rated two stars.
The Trustees noted the generally risk-averse investment style of the
Funds and other factors which can affect each Fund’s performance relative to its broader Morningstar category. The Trustees also noted
certain differences between each Fund and the peer funds within its
Morningstar category, including differences in investment strategies and asset size. The Trustees found that Saturna Capital continued
to manage each Fund in a manner that is designed to be risk-
averse and attractive to long-term investors. The Trustees discussed and considered the efforts of Saturna Capital to make additional resources available to assist in managing the Funds. The Trustees also considered Saturna Capital’s focus on improving investment performance without incurring materially higher levels of risk.
The Trustees also considered the performance and expenses of each
Fund as compared to a smaller group of funds compiled by Saturna
Capital with similar investment objectives and strategies. The
Trustees considered these comparative performance and expense data, along with the comparative data published by Morningstar and each Fund’s performance relative to its benchmark, to evaluate each Fund’s performance over near-term and long-term time
periods, as applicable. The Trustees evaluated the performance fee structure of the advisory and administrative fee under the current Agreement, noting that, if approved by the Trustees and by shareowners, the Amendment would replace the performance fee structure with a single advisory and administrative fee rate based on a Fund’s average daily net assets.
The Trustees also reviewed the fees and expenses of each Fund, including comparative data on fees and expenses published
by Morningstar, and considered the components of the Funds’
operating expenses. The Trustees noted the steps that Saturna
Capital has undertaken to maintain competitive levels of Fund operating expenses. They noted the significant sponsorship of the Funds by Saturna Capital evidenced, in part, by certain fees and expenses paid by Saturna Capital out of its own resources.
The Trustees recognized that Saturna Capital’s efforts help make the Funds more widely available and less expensive than would otherwise be the case without Saturna Capital’s efforts.
The Trustees recognized that each Fund remains relatively small and there have not been opportunities to consider economies of scale. The Trustees noted Saturna Capital’s commitment to continue operating the Funds and the costs undertaken by Saturna Capital.
The Trustees considered Saturna Capital’s representation that, if approved, the changes reflected in the Amendment would create the potential to grow the Funds’ overall assets, which potentially could benefit the Funds’ shareowners due to economies of scale due to a Fund’s fixed costs (other than the advisory and administrative fee) being allocated across a larger asset base, which could lower average Fund expenses. The Trustees considered that the proposed single advisory and administrative fee rate for each Fund in the
Amendment does not reflect economies of scale for the benefit of the Funds’ shareowners.
The Trustees reviewed Saturna Capital’s financial information and discussed the issue of Saturna Capital’s profitability, or lack thereof, as related to management and administration of the
Trust. They discussed the reasonableness of Saturna Capital’s profitability as part of their evaluation of whether each Fund’s advisory and administrative fees bear a reasonable relationship to the mix of services provided by Saturna Capital, including the nature, extent, and quality of such services. The Trustees recognized that profitability information in future years would differ from that reviewed previously as a result of the elimination of the
Performance Fee Adjustment. The Trustees noted that, due to the elimination of the Performance Fee Adjustment, in the event that

Renewal of Investment Advisory Contract
(continued)
(unaudited)
November 30, 2024
N-CSR
47
the Amendment is approved by shareowners, profitability would no longer be directly affected by investment performance relative to the average 12-month total return of the funds in a Fund’s
Morningstar category.
The Trustees considered and compared the fees charged by Saturna
Capital to other types of accounts, including non-mutual fund advisory clients. The Trustees noted the differences between the full range of services Saturna Capital provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts.
In considering the Amendment, the Trustees considered the
current advisory and administrative fee rate paid by a Fund to
Saturna Capital under the Agreement and the proposed advisory and administrative fee rate payable by a Fund to Saturna Capital pursuant to the Amendment. With respect to the proposed
elimination of the Performance Fee Adjustment and the
implementation of a single advisory and administrative fee rate as provided in the Amendment, the Trustees considered the pro forma total expense ratio of each Fund and its share classes in comparison to the average total expense ratio of the funds in its Morningstar category for various periods. In doing so, the Trustees considered that the Funds’ pro forma total expense ratios were higher than their respective Morningstar category averages in certain years and lower in others.
The Trustees considered potential benefits to Saturna Capital’s other business lines from acting as investment adviser to the Funds, but also recognized that Saturna Capital’s other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the
Funds’ portfolios. The Trustees considered whether there are other potential benefits to Saturna Capital in continuing to manage the
Funds and the Trustees found that there were no material benefits other than Saturna Capital’s receipt of advisory and administrative fees and the fact that Saturna Brokerage Services, a wholly owned subsidiary of Saturna Capital, receives distribution and shareowner services fees under Rule 12b- 1, which it would not otherwise receive if Saturna Capital did not serve as the investment manager for the Funds. The Trustees also noted that Saturna Brokerage
Services voluntarily waives brokerage commissions for executing
Fund portfolio transactions, resulting in lower transaction costs.
The Trustees concluded based on their business judgement that the fees paid by each Fund to Saturna Capital were, from an arm’s-
length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory and administrative fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna Capital from its relationship with the Fund. Following this discussion, the Trustees, including the Independent Trustees, unanimously agreed to renew each Fund’s Agreement with Saturna Capital, and to approve the
Amendment.

November 30. 2024
N-CSR
Availability of Quarterly Portfolio Information
(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.sextantfunds.com.
(3) The Funds posts a complete schedule of portfolio holdings after the end of each month, available to investors at www.
sextantfunds.com.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

SATURNA CAPITAL

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

SATURNA
SUSTAINABLE FUNDS

Sustainable Equity Fund
SEEFX

Sustainable Bond Fund
SEBFX

Annual Financial Statements and Additional Information

November 30, 2024

Table of Contents:
2
Morningstar Ratings 3
Sustainable Equity Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Sustainable Bond Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes To Financial Statements 16
Note 1 – Organization 16
Note 2 – Significant Accounting Policies 16
Note 3 – Transactions with Affiliated Persons 19
Note 4 – Distributions to Shareowners 20
Note 5 – Federal Income Taxes 20
Note 6 – Investments 20
Note 7 – Custodian 20
Note 8 – Subsequent Events 20
Report of Independent Registered Public Accounting Firm 21
Form N-CSR Items 8-11 22
Renewal of Investment Advisory Contract 23
Summary Information 25

November 30, 2024
N-CSR
3
Morningstar Rating
(as of November 30, 2024)
Unaudited
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2024 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of November 30, 2024 . The
Morningstar Rating
™
for funds, or "star rating", is calculated for managed
products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of October 31, 2024 . The
Morningstar Sustainability Rating
™
is intended to measure how well the issuing
companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s Morningstar category peers. The Morningstar Sustainability
Rating calculation is a two-step process. First, each fund with at least 50%
of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar Portfolio Sustainability Score
™
. The Morningstar Portfolio
Sustainability Score is an asset-weighted average of normalized company-level
ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior.
The Morningstar Sustainability Rating is then assigned to all scored funds within Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe.
A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates. Morningstar updates its Sustainability
Ratings monthly. Portfolios receive a Morningstar Portfolio Sustainability Score and
Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses
Sustainalytics’ ESG scores from the same month as the portfolio as-of date.
Saturna Sustainable Equity Fund was rated on 98% of assets under management.
Saturna Sustainable Bond Fund was rated on 89% of assets under management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Funds’ portfolios are actively managed and are subject to change, which may result in different Morningstar Sustainability Ratings over time.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year Overall Sustainability Rating™
B
Saturna Sustainable Equity Fund – “Global Large-Stock Blend” Category
SEEFX n/a
  
% Rank in Category 79 89 74 89 4
Number of Funds in Category 336 316 302 329 8,318
Saturna Sustainable Bond Fund – “Global Bond” Category
SEBFX n/a
   
% Rank in Category 77 36 32 36 10
Number of Funds in Category 165 164 151 164 2,384

Schedule of Investments
As of November 30, 2024
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
4
November 30, 2024
N-CSR
Continued on next page.
Common Stock - 92.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Home Products Stores
Home Depot 1,500 $ 279,738 $ 643,695 United States 2.6%
Specialty Apparel Stores
TJX Companies 5,000 238,191 628,450 United States 2.5%
517,929 1,272,145 5.1%
Consumer Staples
Mass Merchants
Dollarama Inc 2,400 249,901 250,003 Canada 1.0%
Packaged Food
Danone ADR 31,200 422,529 428,064 France 1.7%
Personal Care Products
L'Oreal ADR 5,400 297,824 376,380 France 1.5%
Unicharm ADR 40,500 326,015 208,170 Japan 0.8%
Unilever ADR 8,800 466,958 526,592 United Kingdom 2.1%
1,090,797 1,111,142 4.4%
1,763,227 1,789,209 7.1%
Financials
Consumer Finance
Paypal
2
2,900 674,351 251,633 United States 1.0%
Life Insurance
Aviva ADR 45,600 416,983 567,264 United Kingdom 2.2%
Other Financial Services
Mastercard, Class A 860 171,375 458,328 United States 1.8%
P&C Insurance
Chubb 2,000 287,787 577,460 Switzerland 2.3%
1,550,496 1,854,685 7.3%
Health Care
Large Pharma
Eli Lilly 900 514,269 715,815 United States 2.9%
GlaxoSmithKline ADR 9,200 369,834 313,996 United Kingdom 1.2%
Novartis ADR 4,300 374,482 454,811 Switzerland 1.8%
Novo Nordisk ADR 10,200 324,489 1,089,360 Denmark 4.3%
Roche Holding ADR 9,000 406,003 326,160 Switzerland 1.3%
Sandoz Group AG-ADR 860 20,210 39,211 Switzerland 0.2%
2,009,287 2,939,353 11.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,234 683,209 Sweden 2.7%
Electrical Components
TE Connectivity Ltd. 3,200 356,052 483,584 Ireland 1.9%
Electrical Power Equipment
Fuji Electric Co. Ltd. 8,500 510,462 478,478 Japan 1.9%
Schneider Electric ADR 17,100 424,554 881,847 France 3.5%
Siemens ADR 5,300 361,107 514,259 Germany 2.1%
1,296,123 1,874,584 7.5%
Industrial Wholesale & Rental
Ferguson Enterprises 2,500 413,249 539,825 United States 2.1%

Schedule of Investments
As of November 30, 2024
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
5
Continued on next page.
Common Stock - 92.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Canadian Pacific Kansas City 3,200 $ 248,512 $ 245,088 Canada 1.0%
2,829,170 3,826,290 15.2%
Materials
Agricultural Chemicals
Corteva 3,000 180,770 186,720 United States 0.7%
Basic & Diversified Chemicals
Linde 500 223,806 230,495 United Kingdom 0.9%
Specialty Chemicals
Ecolab 1,500 237,915 373,155 United States 1.5%
642,491 790,370 3.1%
Technology
Application Software
Adobe
2
1,000 108,410 515,930 United States 2.0%
Dassault Systemes ADR 9,100 194,033 313,768 France 1.3%
302,443 829,698 3.3%
Communications Equipment
Apple 3,028 83,313 718,635 United States 2.9%
Consumer Electronics
Nintendo ADR 56,625 633,295 829,556 Japan 3.3%
Sony ADR 20,000 261,557 401,000 Japan 1.6%
894,852 1,230,556 4.9%
Electronics Components
Murata Manufacturing 12,000 203,199 200,031 Japan 0.8%
Infrastructure Software
Microsoft 1,438 62,724 608,936 United States 2.4%
ServiceNow
2
650 392,951 682,136 United States 2.7%
455,675 1,291,072 5.1%
IT Services
Accenture, Class A 1,600 275,166 579,792 Ireland 2.3%
CGI Group, Class A 6,000 421,997 679,176 Canada 2.7%
Wolters Kluwer 5,022 376,238 837,693 Netherlands 3.3%
1,073,401 2,096,661 8.3%
Semiconductor Devices
Broadcom 2,500 430,000 405,200 United States 1.6%
Nvida 10,000 479,045 1,382,500 United States 5.5%
NXP Semiconductors 1,960 215,841 449,565 Netherlands 1.8%
STMicroelectronics ADR 9,000 381,679 229,500 Switzerland 0.9%
1,506,565 2,466,765 9.8%
Semiconductor Manufacturing
ASML Holding NY 700 523,104 480,627 Netherlands 1.9%
Taiwan Semiconductor ADR 5,325 406,030 983,315 Taiwan 3.9%
929,134 1,463,942 5.8%
5,448,582 10,297,360 40.9%

Schedule of Investments
As of November 30, 2024
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
6
November 30, 2024
N-CSR
Common Stock - 92.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Utilities
Integrated Electric Utilities
NextEra Energy 6,100 $ 466,374 $ 479,887 United States 1.9%
Total investments $15,227,556 $23,249,299 92.3%
Other assets (net of liabilities) 1,931,189 7.7%
Total net assets $25,180,488 100.0%
1
Country of domicile unless otherwise indicated
2
Non-income producing
ADR: American Depositary Receipt

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
7
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $15,227,556) $ 23,249,299
Cash 1,906,673
Dividends receivable 43,923
Interest receivable 7,678
Prepaid expenses 904
Receivable for Fund shares sold 549
Total assets 25,209,026
Liabilities
Accrued audit expenses 13,234
Accrued advisory fees 11,016
Accrued retirement plan custody fee 2,407
Accrued legal expenses 638
Accrued Chief Compliance Officer expenses 584
Accrued other operating expenses 659
Total liabilities 28,538
Net assets $25,180,488
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $17,235,145
Total distributable earnings 7,945,343
Net assets applicable to Fund shares outstanding $25,180,488
Fund shares outstanding 1,265,765
Net asset value, offering, and redemption price per
share $19.89
Year ended November 30, 2024
Investment income
Dividend Income (Net of foreign tax of $37,051) $ 322,513
Interest income 56,833
Total investment income 379,346
Expenses
Investment advisory fees 157,585
Filing and registration fees 22,388
Audit fees 12,576
Chief Compliance Officer expenses 7,193
Trustee fees 6,784
Legal fees 5,882
Retirement plan custodial fees 2,477
Custodian fees 1,487
Other operating expenses 4,160
Total gross expenses 220,532
Less adviser fees waived (37,216)
Less custodian fee credits (1,487)
Net expenses 181,829
Net investment income $197,517
Net realized gain from investments and foreign
currency $361,852
Net Increase in unrealized appreciation on investments
and foreign currency 3,474,062
Net gain on investments 3,835,914
Net increase in net assets resulting from operations $4,033,431

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
8
November 30, 2024
N-CSR
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $197,517 $220,519
Net realized gain (loss) on investments and foreign currency 361,852 (449,805)
Net increase in unrealized appreciation on investments and foreign currency 3,474,062 2,164,681
Net increase in net assets 4,033,431 1,935,395
Distributions to shareowners from
Net dividend and distribution to shareholders (219,353) (177,042)
Capital share transactions
Proceeds from the sale of shares 1,812,109 2,443,907
Value of shares issued in reinvestment of dividends and distributions 219,353 176,949
Cost of shares redeemed (1,982,332) (2,844,207)
Total capital shares transactions 49,129 (223,351)
Total increase in net assets 3,863,207 1,535,002
Net assets
Beginning of year 21,317,281 19,782,279
End of year $25,180,488 $21,317,281
Shares of the Fund sold and redeemed
Sustainable Equity (SEEFX)
Number of shares sold 97,530 151,731
Number of shares issued in reinvestment of dividends and distributions 12,563 11,688
Number of shares redeemed (104,652) (180,213)
Net increase (decrease) in number of shares outstanding 5,441 (16,794)
– –

Sustainable Equity Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
9
tin
Sustainable Equity (SEEFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $16.91 $15.49 $18.55 $16.72 $13.58
Income from investment operations
Net investment income 0.15 0.17 0.14 0.13 0.10
Net gains (losses) on securities (both realized and unrealized) 3.01 1.39 (3.08) 1.76 3.11
Total from investment operations 3.16 1.56 (2.94) 1.89 3.21
Less distributions
Dividends (from net investment income) (0.18) (0.14) (0.12) (0.06) (0.07)
Total distributions (0.18) (0.14) (0.12) (0.06) (0.07)
Net asset value at end of year $19.89 $16.91 $15.49 $18.55 $16.72
Total Return 18.80% 10.18% (15.96)% 11.32% 23.74%
Ratios / supplemental data
Net assets ($000), end of year $25,180 $21,317 $19,782 $25,375 $16,834
Ratio of expenses to average net assets
Before custodian fee credits 0.91% 0.97% 0.93% 0.85% 0.78%
After advisory fees waiver 0.76% 0.76% 0.76% 0.76% 0.75%
After  custodian fee credits 0.75% 0.75% 0.75% 0.75% 0.73%
Ratio of net investment income after custodian fee credits  to average net assets 0.81% 1.10% 0.84% 0.71% 0.61%
Portfolio turnover rate 19% 3% 9% 8% 13%

Schedule of Investments
As of November 30, 2024
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
10
November 30, 2024
N-CSR
Continued on next page.
Corporate Bonds - 69.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 750,000 $ 879,919 Netherlands 2.4%
Consumer Discretionary
Starbucks 2.450% due 06/15/2026 1,200,000 1,162,806 United States 3.2%
Consumer Staples
Coty
2
4.750% due 04/15/2026 EUR 750,000 792,212 United States 2.2%
Coty
3
5.000% due 04/15/2026 131,000 130,481 United States 0.4%
Natura Cosmeticos SA 4.125% due 05/03/2028 1,250,000 1,163,821 Brazil 3.2%
2,086,514 5.8%
Energy
Masdar Abu Dhabi
2
4.875% due 07/25/2029 750,000 746,040 United Arab Emirates 2.1%
Financials
AXA
2,4
5.125% due 01/17/2027 1,700,000 1,687,741 France 4.6%
Canadian Imperial Bank
5
4.375% due 10/28/2080 CAD 2,100,000 1,495,400 Canada 4.1%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
6
4.731% due 12/23/2026 AUD 850,000 552,418 Australia 1.5%
First Abu Dhabi Bank PJSC
2
5.125% due 10/13/2027 1,500,000 1,516,689 United Arab Emirates 4.2%
MAF Sukuk
2
4.638% due 05/14/2029 800,000 789,218 United Arab Emirates 2.2%
Munich RE
2,7
1.000% due 05/26/2042 EUR 1,800,000 1,591,985 Germany 4.4%
State Street (Quarterly US LIBOR plus 100)
6
6.552% due 06/15/2047 1,950,000 1,736,603 United States 4.8%
Toronto-Dominion Bank
2
1.128% due 12/09/2025 CAD 500,000 349,134 Canada 1.0%
Women's Livelihood Bond Asset II B
3
3.950% due 12/10/2024 600,000 600,000 Singapore 1.7%
Women's Livelihood Bond Asset II C
3
3.900% due 12/23/2025 500,000 474,842 Singapore 1.3%
10,794,030 29.8%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,006,473 Netherlands 2.8%
Novartis Capital 3.000% due 11/20/2025 250,000 246,397 Switzerland 0.7%
Roche
3
2.625% due 05/15/2026 200,000 194,992 Switzerland 0.5%
1,447,862 4.0%
Information Technology
Iron Mountain
3
4.875% due 09/15/2029 500,000 481,582 United States 1.3%
Materials
Stora Enso OYJ
3
7.250% due 04/15/2036 500,000 543,817 Finland 1.5%
Stora Enso OYJ
2
7.250% due 04/15/2036 300,000 326,291 Finland 0.9%
870,108 2.4%
Real Estate
Iron Mountain UK PLC
2
3.875% due 11/15/2025 GBP 750,000 938,228 United States 2.6%
MAF Global Securities
2,8,9
7.875% due PERP 1,200,000 1,239,150 United Arab Emirates 3.4%
Prologis 1.250% due 10/15/2030 500,000 414,171 United States 1.1%
2,591,549 7.1%
Technology
Nokia OYJ
2
2.375% due 05/15/2025 EUR 500,000 526,206 Finland 1.4%
Nokia OYJ
2
4.375% due 08/21/2031 EUR 1,000,000 1,113,563 Finland 3.1%
RELX 4.000% due 03/18/2029 400,000 390,268 United Kingdom 1.1%
2,030,037 5.6%
Telecommunication Services
Telecom Italia Capital 6.000% due 09/30/2034 250,000 244,952 Italy 0.7%

Schedule of Investments
As of November 30, 2024
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
11
Continued on next page.
BBSW: Bank Bill Swap Rate
Corporate Bonds - 69.8% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Telecommunication Services (continued)
Telecom Italia SPA
2
1.625% due 01/18/2029 EUR $ 500,000 $ 492,826 Italy 1.3%
737,778 2.0%
Utilities
United Utilities 6.875% due 08/15/2028 1,400,000 1,496,764 United Kingdom 4.1%
Total Corporate Bonds (Cost $25,653,179) $25,324,989 69.8%
Government Bonds - 21.1% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 1.650% due 10/06/2031 500,000 417,384 United States 1.2%
Government
Asian Development Bank 6.000% due 02/05/2026 BRL 3,000,000 466,743 Philippines 1.3%
European Bk Recon & Dev 5.000% due 01/27/2025 BRL 3,000,000 494,067 United Kingdom 1.4%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 514,950 Korea 1.4%
Inter-American Devel BK 7.500% due 12/05/2024 MXN 20,000,000 980,924 United States 2.7%
International Finance 12.000% due 11/03/2027 COP 3,000,000,000 720,230 United States
10
2.0%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 15,000,000 694,779 Germany 1.9%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 6,000,000,000 1,259,777 Germany 3.5%
Ontario 2.650% due 02/05/2025 CAD 500,000 356,553 Canada 1.0%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 500,000 369,760 Indonesia 1.0%
Queensland Treasury
2
2.500% due 03/06/2029 AUD 750,000 455,434 Australia 1.2%
Republic of Chile 4.340% due 03/07/2042 500,000 439,750 Chile 1.2%
United Kingdom Gilt
2
0.875% due 07/31/2033 GBP 500,000 485,198 United Kingdom 1.3%
7,238,165 19.9%
Total Government Bonds (Cost $8,322,571) $7,655,549 21.1%
Total investments (Cost $33,975,750) $32,980,538 90.9%
Other assets (net of liabilities) 3,310,929 9.1%
Total net assets $36,291,467 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2024, the aggregate value of these securities was $13,070,541 representing 35.9% of total net assets.
3
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At November 30, 2024, the aggregate value of these securities was $1,944,132 representing 5.4% of total net assets.
4
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at November 30, 2024.
5
Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at November 30, 2024.
6
Variable rate security. The interest rate represents the rate in effect at November 30, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
7
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest rate represents the rate in effect at November 30, 2024.
8
Security is perpetual in nature with no stated maturity date.
9
Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
10
Country of domicile
LIBOR: London Interbank Offered Rates
PCL: Public Company Limited
SA: Special Assessment
AUD : Australian dollar
BRL : Brazilian real

Schedule of Investments
As of November 30, 2024
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
12
November 30, 2024
N-CSR
CAD : Canadian dollar
COP : Colombian peso
EUR : Euro
GBP : British pound
MXN : Mexican peso
USD : United States dollar

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
13
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2024
Assets
Investments in securities, at value
(Cost $33,975,750) $ 32,980,538
Cash 2,828,680
Interest receivable 461,720
Receivable for Fund shares sold 50,171
Prepaid expenses 2,868
Total assets 36,323,977
Liabilities
Accrued advisory fees 13,604
Accrued audit expenses 11,258
Accrued retirement plan custody fee 1,373
Payable for Fund shares redeemed 1,276
Accrued legal expenses 966
Accrued Chief Compliance Officer expenses 962
Accrued trustee expenses 64
Accrued other operating expenses 907
Accrued printing fees 2,100
Total liabilities 32,510
Net assets $36,291,467
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $38,491,260
Total distributable earnings (2,199,793)
Net assets applicable to Fund shares outstanding $36,291,467
Fund shares outstanding 3,923,691
Net asset value, offering, and redemption price per
share $9.25
Year ended November 30, 2024
Investment income
Interest income $ 1,683,330
Total investment income 1,683,330
Expenses
Investment advisory fees 180,510
Filing and registration fees 23,694
Audit fees 18,484
Chief Compliance Officer expenses 10,561
Trustee fees 9,586
Legal fees 8,407
Custodian fees 5,863
Retirement plan custodial fees 1,434
Other operating expenses 6,791
Total gross expenses 265,330
Less adviser fees waived (46,137)
Less custodian fee credits (5,863)
Net expenses 213,330
Net investment income $1,470,000
Net realized loss from investments and foreign
currency $(502,327)
Net de crease in unrealized depreciation on
investments and foreign currency 54,552
Net loss on investments (447,775)
Net increase in net assets resulting from operations $1,022,225

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
14
November 30, 2024
N-CSR
Statements of Changes in Net Assets
Year ended November 30,
2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $1,470,000 $1,148,799
Net realized loss on investments and foreign currency (502,327) (1,123,261)
Net decrease in unrealized depreciation on investments and foreign currency 54,552 914,606
Net increase in net assets 1,022,225 940,144
Distributions to shareowners from
Net dividend and distribution to shareholders (1,086,688) (183,662)
Capital share transactions
Proceeds from the sale of shares 12,010,681 7,936,631
Value of shares issued in reinvestment of dividends and distributions 1,083,701 182,968
Cost of shares redeemed (6,193,776) (8,125,858)
Total capital shares transactions 6,900,605 (6,259)
Total increase in net assets 6,836,142 750,223
Net assets
Beginning of year 29,455,325 28,705,102
End of year $36,291,467 $29,455,325
Shares of the Fund sold and redeemed
Sustainable Bond (SEBFX)
Number of shares sold 1,300,801 863,856
Number of shares issued in reinvestment of dividends and distributions 117,922 20,330
Number of shares redeemed (668,295) (894,442)
Net increase (decrease) in number of shares outstanding 750,428 (10,256)
– –

Sustainable Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
November 30, 2024
N-CSR
15
tin
Sustainable Bond (SEBFX)
Selected data per share of outstanding capital stock throughout each year:
Year ended November 30,
2024 2023 2022 2021 2020
A A A A A A
Net asset value at beginning of year $9.28 $9.02 $10.02 $10.25 $9.70
Income from investment operations
Net investment income 0.41 0.36 0.22 0.20 0.23
Net gains (losses) on securities (both realized and unrealized) (0.10) (0.04) (0.98) (0.42) 0.42
Total from investment operations 0.31 0.32 (0.76) (0.22) 0.65
Less distributions
Dividends (from net investment income) (0.34) (0.06) (0.05) (0.01) (0.10)
Distributions (from capital gains) – – (0.19) – –
Total distributions (0.34) (0.06) (0.24) (0.01) (0.10)
Net asset value at end of year $9.25 $9.28 $9.02 $10.02 $10.25
Total Return 3.36% 3.55% (7.83)% (2.14)% 6.78%
Ratios / supplemental data
Net assets ($000), end of year $36,291 $29,455 $28,705 $26,048 $21,973
Ratio of expenses to average net assets
Before custodian fee credits 0.81% 0.83% 0.74% 0.86% 0.85%
After advisory fees waiver 0.67% 0.67% 0.66% 0.66% 0.67%
After  custodian fee credits 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of net investment income after custodian fee credits  to average net assets 4.48% 3.89% 2.35% 1.99% 2.33%
Portfolio turnover rate 25% 54% 80% 65% 63%

Notes To Financial Statements
16
November 30, 2024
N-CSR
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series, two of which are covered by this annual report: Saturna Sustainable Equity
Fund and Saturna Sustainable Bond Fund (the “Funds”). The Sextant
Short- Term Bond Fund, Sextant Bond Income Fund, Sextant Core
Fund, Sextant Global High Income Fund, Sextant Growth Fund,
and Sextant International Fund are offered through separate
prospectuses and have a separate shareholder report.
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund commenced operations on March 27, 2015.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Investment risks:
Sustainable Equity Fund and Sustainable Bond Fund : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the
Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
The Fund’s adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low environmental, social, and governance
(ESG) risks. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates.
The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Sustainable Bond Fund : The risks inherent in the Sustainable Bond
Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.
Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”
Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.
Note 2 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Notes To Financial Statements
(continued)
November 30, 2024
N-CSR
17
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The net asset value (NAV) is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Sustainable Equity Fund
Common Stock
Consumer Discretionary $1,272,145 $– $– $1,272,145
Consumer Staples $1,789,209 $– $– $1,789,209
Financials $1,854,685 $– $– $1,854,685
Health Care $2,939,353 $– $– $2,939,353
Industrials $3,347,812 $478,478 $– $3,826,290
Materials $790,370 $– $– $790,370
Technology $9,259,636 $1,037,724 $– $10,297,360
Utilities $479,887 $– $– $479,887
Total Common Stock $21,733,097 $1,516,202 $– $23,249,299
Total Assets $21,733,097 $1,516,202 $– $23,249,299
Sustainable Bond Fund
Corporate Bonds
1
$– $25,324,989 $– $25,324,989
Government Bonds
1
$– $7,655,549 $– $7,655,549
Total Assets $– $32,980,538 $– $32,980,538
1
See the Schedule of Investments for additional details.
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
18
November 30, 2024
N-CSR
The following is a reconciliation of assets and liabilities for which
Level 3 inputs were used in determining value for the Sustainable
Equity Fund.
The Fund has adopted a policy of recording any transfers of
investment securities between the different levels in the fair value hierarchy as of the end of the year.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Concentration of credit risk:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2021−2023) or expected to be taken in the Funds’ 2024 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.
As of November 30, 2024 , there were no reclassifications to the capital accounts for Sustainable Bond Fund.
Distributions to shareowners:
Sustainable Equity Fund and Sustainable Bond Fund pay income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable Equity Fund may not pay income dividends. For both Funds, distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and
Common Stocks
Beginning Balance $158,467
Total realized gain (loss) $(56,859)
Change in unrealized  appreciation (depreciation) $96,761
Net purchases $-
Net Sales $(198,369)
Transfers into Level 3 $-
Transfers out of Level 3 $-
Ending Balance $0
Sustainable Equity
Fund
Distributable earnings
$(2,636)
Paid-in Capital
$2,636
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2024
N-CSR
19
disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risk:
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilized LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 3 – Transactions with Affiliated Persons
Under contracts approved annually by the Board of Trustees,
including those who are not parties to the contract or “interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”), Saturna
Capital Corporation (“Saturna Capital”) provides investment
advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the
Funds pays the adviser an Investment Advisory and Administrative
Services Fee of 0.65% for the Sustainable Equity Fund and 0.55%
for the Sustainable Bond Fund of average net assets per annum, payable monthly. In addition, the adviser has agreed to certain limits on other expenses, as described below
The Adviser has undertaken to limit expenses of the Sustainable
Equity Fund to 0.75% and the Sustainable Bond Fund to 0.65%
through March 31, 2025. For the fiscal year ended November 30,
2024 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the fiscal year ended November 30, 2024 , Saturna Capital waived a portion of the advisory fees of the Sustainable Equity Fund and Sustainable
Bond Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-
dealer and acts as distributor. On December 19, 2014, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. On June 2, 2017, 12b-1 fees were terminated for both
Saturna Sustainable Funds.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal year ended
November 30, 2024 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad.
Ms. Carten is not compensated by the Trust. For the fiscal year ended
November 30, 2024 , the Saturna Investment Trust incurred $73,213 of total expenses for the Independent Trustee's compensation and
Trust board meetings. The Saturna Sustainable Funds incurred
$16,370 of these total expenses.
On November 30, 2024 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal year ended November 30,
2024 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Advisory Fees
Advisory Fees
Waived
900
Sustainable Equity Fund $157,585
$(37,216)
950
Sustainable Bond Fund $180,510
$(46,137)
Retirement plan custodial fees
900
Sustainable Equity Fund (SEEFX) $2,477
950
Sustainable Bond Fund (SEBFX) $1,434
Trustees', officers', and affiliates' ownership
900
Sustainable Equity Fund(SEEFX) 36.59%
950
Sustainable Bond Fund(SEBFX) 14.58%
Chief Compliance Officer
900
Sustainable Equity Fund $7,193
950
Sustainable Bond Fund $10,561
Note 2 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
20
November 30, 2024
N-CSR
Note 4 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal year ended
November 30, 2024 , and the fiscal year ended November 30, 2023 , were as follows:
Note 5 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2024 , were as follows:
As of November 30, 2024 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2024 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Prior to their expiration, loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
For the year ended November 30, 2024 , Sustainable Equity Fund utilized $387,076 of long-term capital loss carryforward.
Note 6 – Investments
Investment transactions other than short-term investments for the fiscal year ended November 30, 2024 , were as follows:
Note 7 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal year ended November 30, 2024 , such reductions were as follows:
Note 8 – Subsequent Events
The Funds declared the payment of a distribution to be paid on
December 19, 2024, to all shareowners of record on December 18,
2024 as follows:
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Sustainable Equity Fund
November 30,
2024
November 30,
2023
Ordinary Income $219,353 $177,042
Sustainable Bond Fund
November 30,
2024
November 30,
2023
Ordinary Income $1,086,688 $183,662
Sustainable
Equity Fund
Sustainable Bond
Fund
Cost of investments $15,227,828 $33,975,750
Gross tax unrealized appreciation $9,008,660 $271,968
Gross tax unrealized depreciation $(987,191) $(1,267,180)
Net tax unrealized appreciation
(depreciation) $8,021,469 $(995,212)
Sustainable Equity Fund
Undistributed ordinary income $196,209
Accumulated capital and other losses $(272,337)
Tax accumulated earnings $(76,128)
Unrealized Appreciation $8,021,471
Total accumulated earnings $7,945,343
Sustainable Bond Fund
Undistributed ordinary income $1,056,335
Accumulated capital and other losses $(2,232,280)
Tax accumulated earnings $(1,175,945)
Unrealized Depreciation $(995,212)
Other unrealized accumulated losses $(28,636)
Total accumulated earnings $(2,199,793)
Sustainable Equity
Fund
Sustainable Bond
Fund
Short term loss carryforward $190,723 $929,372
Long term loss carryforward $81,614 $1,302,908
Total Capital loss carryforward $272,337 $2,232,280
Purchases Sales
900
Sustainable Equity Fund $4,171,449 $4,821,777
950
Sustainable Bond Fund $14,826,121 $7,965,337
Custodian Fee Credits
900
Sustainable Equity Fund $1,487
950
Sustainable Bond Fund $5,863
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
900
Sustainable Equity Fund $0.0932 $–
$–

Sustainable Bond Fund $0.2910 $–
$–

Report of Independent Registered Public Accounting Firm
November 30, 2024
N-CSR
21
To the Board of Trustees of
Saturna Investment Trust
and the Shareholders of Saturna Sustainable Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Sustainable Equity Fund , and
Sustainable Bond Fund , (the “Funds”), each a series of Saturna Investment Trust, including the schedules of investments, as of November 30, 2024 , the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2024 , the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
January 29, 2025
Tait, Weller & Baker LLP

Form N-CSR Items 8-11
22
November 30, 2024
N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form .

Renewal of Investment Advisory Contract
November 30, 2024
N-CSR
23
During their meeting of September 17, 2024, the Trustees of
Saturna Investment Trust (the “Board” or “Trustees”), including the
Independent Trustees, discussed the continuance of the Investment
Advisory and Administrative Services Agreement (“Agreement”)
between the Trust, on behalf of each Fund, and Saturna Capital. In considering the renewal of the Agreement, the Board, including the
Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, expenses and fees, the profitability of
Saturna, the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow, and any other benefits derived by Saturna from its relationship with the
Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the agreements, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his or her decision.
The Trustees considered Saturna Capital’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’ portfolio managers and other key personnel at Saturna Capital. The Trustees discussed Saturna Capital’s experience, ability, and commitment to quality service through performing internally such functions as shareowner servicing, administration, accounting, marketing, and distribution — all in addition to investment management.
The Trustees took into consideration Saturna Capital’s continued
avoidance of significant operational and compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, compliance, and investor education materials, all designed to provide high quality investor services and meet investor needs. They recognized Saturna Capital’s efforts to recruit and retain qualified and experienced staff and improve the capital base on which Saturna Capital operates, which the Trustees believe is important to the long-term success of the
Funds. They considered Saturna Capital’s focus on investors and its efforts to avoid potential conflicts of interest.
The Trustees considered the investment performance of each
Fund. The Trustees considered each Fund’s average annual total returns relative to its benchmark for relevant periods ended July 31,
2024, noting that the Sustainable Equity Fund underperformed its benchmark for the one-, three- and five-year periods and that the
Sustainable Bond Fund outperformed its benchmark for the one-, three-, and five-year periods. The Trustees considered comparative performance information from Morningstar, Inc. (“Morningstar”), which provides independent analysis of mutual fund data and, among other things, ranks mutual fund performance within
categories comprised of similarly managed funds. The Trustees considered the short- and medium-term performance of the
Sustainable Equity Fund relative to the Fund’s Morningstar category for the one-, three- and five-year periods ended July 31, 2024, noting the Fund was in the fourth quartile for the one-year period, third quartile for the three-year period, and the second quartile for the five-year period. The Trustees considered the short- and medium-term performance of the Sustainable Bond Fund relative to the Fund’s Morningstar category for the one-, three- and five- year periods ended July 31, 2024, noting the Fund was in the first quartile for all three periods. The Trustees also considered each Fund’s
Morningstar performance rating (one through five stars), and each
Fund’s performance rating relative to its category selected by and
Thomas Reuters Lipper, noting that the overall Morningstar rating for both Funds was four stars. The Trustees also noted the high sustainability ratings assigned to the Funds by Morningstar.
The Trustees noted the generally risk-averse investment style of the
Funds and other factors which can affect each Fund’s performance relative to its broader Morningstar category. The Trustees also noted
certain differences between each Fund and the peer funds within its
Morningstar category, including differences in investment strategies and asset size. The Trustees found that Saturna Capital continued
to manage each Fund in a manner that is designed to be risk-
averse and attractive to long-term investors. The Trustees discussed and considered the efforts of Saturna Capital to make additional resources available to assist in managing the Funds. The Trustees also considered Saturna Capital’s focus on improving investment performance without incurring materially higher levels of risk.
The Trustees also considered the performance and expenses of each Fund as compared to a smaller group of funds with similar investment objectives and strategies, including socially responsible funds, and a range of asset sizes. The Trustees considered these comparative performance and expense data, along with the
comparative data published by Morningstar and each Fund’s
performance relative to its benchmark, to evaluate the Fund’s performance over near-term and medium-term time periods.
The Trustees also reviewed the fees and expenses of each Fund, including comparative data on fees and expenses published
by Morningstar, and considered the components of the Fund’s
operating expenses. The Trustees noted the steps that Saturna
Capital has undertaken to maintain competitive levels of Fund operating expenses. They noted the significant sponsorship of the
Funds by Saturna Capital evidenced, in part, by certain fees and expenses paid by Saturna Capital out of its own resources. The
Trustees recognized Saturna Capital’s efforts help make the Funds more widely available and less expensive than would otherwise be the case without Saturna Capital’s efforts.
The Trustees recognized that each Fund remains relatively small and there have not been opportunities to consider economies of scale. The Trustees noted Saturna Capital’s commitment to continue operating the Funds and the costs undertaken by Saturna Capital.
The Trustees reviewed Saturna Capital’s financial information and discussed the issue of Saturna Capital’s profitability, or lack thereof, as related to management and administration of the Trust. They discussed the reasonableness of Saturna Capital’s profitability as part of their evaluation of whether each Fund’s advisory fees bear a reasonable relationship to the mix of services provided by Saturna
Capital, including the nature, extent, and quality of such services.
The Trustees considered and compared the fees charged by Saturna
Capital to other types of accounts, including non-mutual fund advisory clients. The Trustees noted the differences between the full range of services Saturna Capital provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts.

Renewal of Investment Advisory Contract
(continued)
24
November 30, 2024
N-CSR
The Trustees considered potential benefits to Saturna Capital’s other business lines from acting as investment adviser to the Funds, but also recognized that Saturna Capital’s other business lines also potentially benefit the Funds. The Trustees also noted that there were not soft dollar arrangements with respect to trading in the
Funds’ portfolios. The Trustees considered whether there are other potential benefits to Saturna Capital in continuing to manage the
Funds and the Trustees found that there were no material benefits other than Saturna Capital’s receipt of advisory fees. The Trustees also noted with respect to the Sustainable Equity Fund that Saturna
Brokerage Services voluntarily waives brokerage commissions for executing Fund portfolio transactions, resulting in lower transaction costs.
The Trustees concluded based on their business judgement that the fees paid by each Fund to Saturna Capital were, from an arm’s-
length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna Capital from its relationship with the Fund. Following this discussion, the Trustees, including the
Independent Trustees, unanimously agreed to renew each Fund’s
Agreement with Saturna Capital.

November 30, 2024
N-CSR
25
Availability of Quarterly Portfolio Information
(1) The Saturna Sustainable Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.saturnasustainable.com.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month, available to investors at www.
saturnasustainable.com.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

www.saturnasustainable.com

SATURNA CAPITAL

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Sustainable Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS, as applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
No changes to report.
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

January 29, 2025
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:
/s/ Jane K. Carten, President
Jane K. Carten

January 29, 2025
Date

By:
/s/Christopher R. Fankhauser, Treasurer

Christopher R. Fankhauser

January 29, 2025
Date